UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2021

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Next Gen SPAC Derived ETF

Ticker: SPAK

Defiance Next Gen H2 ETF

Ticker: HDRO

Defiance Next Gen Altered Experience ETF

Ticker: PSY

Defiance Hotel, Airline, and Cruise ETF

Ticker: CRUZ

Defiance Next Gen Big Data ETF

Ticker: BIGY

Defiance Digital Revolution ETF

Ticker: NFTZ

Defiance ETFs

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the fiscal period of January 1, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 35.17% and the Net Asset Value (“NAV”) increased 35.27%, while the S&P 500®, a broad market index, increased 28.71% over the same period. The Fund’s Index increased 36.29%. Meanwhile, outstanding shares ended the period at 3,200,000.

For the current fiscal period, the largest positive contributor to return was Synaptics, Inc., adding 2.31% to the return of the Fund, gaining 200.32% with an average weighting of 1.88%. The second largest contributor to return was Ambarella, Inc., adding 1.69% to the return of the Fund, gaining 120.96% with an average weighting of 1.68%. The third largest contributor to return was NVIDIA Corporation, adding 1.48% to the return of the Fund, gaining 125.48% with an average weighting of 1.53%.

For the current fiscal period, the largest negative contributor to return was Alteryx, Inc. - Class A, detracting 0.91% from the return of the Fund, declining 50.32% with an average weighting of 1.12%. The security contributing second-most negatively was Atos SE, detracting 0.86% from the return of the Fund, and declining 52.72% with an average weighting of 1.03%. The third largest negative contributor to return was Alibaba Group Holding, Ltd. - ADR, detracting 0.75% from the return of the Fund, and declining 48.96% with an average weight of 1.07%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

Defiance Quantum ETF

Letters to Shareholders
(Unaudited) (Continued)

The “BlueStar Quantum Computing and Machine Learning Index™”, “BQTUM™ Index” (collectively “Quantum Computing and Machine Learning Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Quantum Computing and Machine Learning Index are not sponsored, endorsed, sold, or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/QTUM to read more about QTUM including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

QTUM is distributed by Foreside Fund Services, LLC.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the fiscal period of January 1, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 25.66% and the Net Asset Value (“NAV”) increased 25.63%, while the S&P 500®, a broad market index, increased 28.71% over the same period. The Fund’s Index increased 26.04%. Meanwhile, outstanding shares ended the period at 33,200,000.

For the current fiscal period, the largest positive contributor to return was Advanced Micro Devices, Inc., adding 3.88% to the return of the Fund, gaining 56.91% with an average weighting of 4.00%. The second largest contributor to return was NXP Semiconductors NV, adding 1.92% to the return of the Fund, gaining 44.84% with an average weighting of 4.35%. The third largest contributor to return was Marvell Technology Group, Ltd., adding 1.80% to the return of the Fund, gaining 84.62% with an average weighting of 2.37%.

For the current fiscal period, the largest negative contributor to return was Inseego Corporation, detracting 0.50% from the return of the Fund, declining 62.31% with an average weighting of 0.45%. The security contributing second-most negatively was GDS Holdings, Ltd. - ADR, detracting 0.34% from the return of the Fund, and declining 49.64% with an average weighting of 0.47%. The third largest negative contributor to return was T-Mobile US, Inc., detracting 0.31% from the return of the Fund, and declining 13.99% with an average weight of 2.24%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

The possible applications of 5G technologies are only in the exploration stages, and the possibility of returns is uncertain and may not be realized in the near future.

The “BlueStar 5G Communications Index™”, “BFIVGTR™ Index” (collectively “5G Communications Index”), is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global 5G Communications Index* are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

The Defiance Next Gen Connectivity ETF is the first ETF to emphasize securities whose products and services are predominantly tied to the development of 5G networking and communication technologies. The Fund does this by tracking The BlueStar 5G Communications Index. The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/FIVG to read more about FIVG including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

FIVG is distributed by Foreside Fund Services, LLC.

Defiance Next Gen SPAC Derived ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen SPAC Derived ETF (“SPAK” or the “Fund”). The following information pertains to the fiscal period of January 1, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index (the “Index”). The Index is a passive rules-based index that tracks the performance of the common stock of newly listed Special Purpose Acquisition Companies (“SPACs”), ex-warrants, and initial public offerings (“IPOs”) derived from Acquisition Companies.

The Fund had negative performance during the current fiscal period. The market price for SPAK decreased 24.83% and the Net Asset Value (“NAV”) decreased 24.72%, while the S&P 500®, a broad market index, increased 28.71% over the same period. The Fund’s Index decreased 24.32%. Meanwhile, outstanding shares ended the period at 1,325,000.

For the current fiscal period, the largest positive contributor to return was Lucid Group, Inc., adding 4.10% to the return of the Fund, gaining 242.54% with an average weighting of 4.95%. The second largest contributor to return was Virgin Galactic Holdings, Inc., adding 2.27% to the return of the Fund, declining 43.62% with an average weighting of 1.96%. The third largest contributor to return was Vertiv Holdings Company, adding 1.00% to the return of the Fund, gaining 33.80% with an average weighting of 2.56%.

For the current fiscal period, the largest negative contributor to return was Opendoor Technologies, Inc., detracting 1.85% from the return of the Fund, declining 35.72% with an average weighting of 3.49%. The security contributing second-most negatively was Paysafe, Ltd., detracting 1.43% from the return of the Fund, and declining 72.94% with an average weighting of 1.53%. The third largest negative contributor to return was Skillz, Inc., detracting 1.15% from the return of the Fund, and declining 62.80% with an average weight of 1.33%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The Fund invests in equity securities of SPACs, which raise assets to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Investors who purchase SPAC shares in the secondary market after an acquisition announcement may suffer a loss if the value of the shares subsequently declines. Because SPACs have no operating history or ongoing business

Defiance Next Gen SPAC Derived ETF

Letters to Shareholders
(Unaudited) (Continued)

other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. The potential risk of SPAC managers who are inexperienced or unqualified can be made more pronounced by this lack of any operating history or past performance of the SPAC.

Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.

The Fund invests in companies that have recently completed an IPO or are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

SPAK is new with a limited operating history.

Alpha is a measure of the active return on an investment compared with a suitable market index.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of a Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Diversification does not ensure a profit nor protect against loss in a declining market.

Commissions may be charged on trades.

Go to defianceetfs.com/SPAK to read more about SPAK including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

SPAK is distributed by Foreside Fund Services, LLC

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen H2 ETF (“HDRO” or the “Fund”). The following information pertains to the period from inception on March 9, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & Next Gen Fuel Cell Index (the “Index”). The index is a rules-based index that tracks the performance of a group of globally listed equities and of companies involved in the development of hydrogen-based energy sources and fuel cell technologies. Index components are reviewed quarterly for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for HDRO decreased 29.59% and the Net Asset Value (“NAV”) decreased 29.68%, while the S&P 500®, a broad market index, increased 24.38% over the same period. The Fund’s Index decreased 28.76%. Meanwhile, outstanding shares ended the period at 3,450,000.

For the current fiscal period, the largest positive contributor to return was Linde plc, adding 0.98% to the return of the Fund, gaining 31.74% with an average weighting of 4.46%. The second largest contributor to return was Air Liquide SA, adding 0.60% to the return of the Fund, gaining 16.24% with an average weighting of 1.80%. The third largest contributor to return was SFC Energy AG, adding 0.59% to the return of the Fund, gaining 12.43% with an average weighting of 3.50%.

For the period, the largest negative contributor to return was FuelCell Energy, Inc., detracting 4.62% from the return of the Fund, declining 68.06% with an average weighting of 5.40%. The security contributing second-most negatively was Plug Power, Inc., detracting 3.45% from the return of the Fund, and declining 34.09% with an average weighting of 10.05%. The third largest negative contributor to return was NEL ASA, detracting 2.39% from the return of the Fund, and declining 38.40% with an average weight of 5.77%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

Defiance Next Gen H2 ETF

Letters to Shareholders
(Unaudited) (Continued)

The BlueStar Hydrogen & Next Gen Fuel Cell Index is the exclusive property and a trademark of BlueStar Global Investors LLC d/b/a BlueStar Indexes® and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Global Hydrogen & Next Gen Fuel Cell Index are not sponsored, endorsed, sold or promoted by BlueStar Global Investors, LLC or BlueStar Indexes®, and BlueStar Global Investors, LLC and BlueStar Indexes® makes no representation regarding the advisability of trading in such product(s).

HDRO is new with a limited operating history.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of a Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

Commissions may be charged on trades.

Go to defianceetfs.com/HDRO to read more about HDRO including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

HDRO is distributed by Foreside Fund Services, LLC

Defiance Next Gen Altered Experience ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Altered Experience ETF (“PSY” or the “Fund”). The following information pertains to the period from inception on May 27, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BITA Medical Psychedelics, Cannabis, and Ketamine Index (the “Index”). The Index is a passive rules-based index that tracks the performance of public listed life sciences companies on North American Exchanges conducting federally legal medical activities in the Psychedelic, Medical cannabis, Hemp and CBD industries.

The Fund had negative performance during the current fiscal period. The market price for PSY decreased 52.36% and the Net Asset Value (“NAV”) decreased 52.43%, while the S&P 500®, a broad market index, increased 14.38% over the same period. The Fund’s Index decreased 52.63%. Meanwhile, outstanding shares ended the period at 700,000.

For the current fiscal period, the largest positive contributor to return was GH Research plc, adding 1.78% to the return of the Fund, gaining 43.14% with an average weighting of 4.86%. The second largest contributor to return was Cybin, Inc., adding 0.86% to the return of the Fund, gaining 23.41% with an average weighting of 4.66%. The third largest contributor to return was Cardiol Therapeutics, Inc. - Class A, adding 0.51% to the return of the Fund, gaining 9.94% with an average weighting of 5.48%.

For the current fiscal period, the largest negative contributor to return was Charlottes Web Holdings, Inc., detracting 5.35% from the return of the Fund, declining 79.92% with an average weighting of 4.86%. The security contributing second-most negatively was Corbus Pharmaceuticals Holdings, Inc., detracting 3.90% from the return of the Fund, and declining 71.63% with an average weighting of 4.45%. The third largest negative contributor to return was Neptune Wellness Solutions, Inc., detracting 3.42% from the return of the Fund, and declining 63.00% with an average weight of 4.51%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in Psychedelics Healthcare and Medical Cannabis companies. Such companies may depend largely on the government regulation and their profitability can be significantly affected by restriction on government reimbursements for medical expenses, rising costs of products and services, pricing pressure, limited product lines, intellectual property rights, and long and costly government product approval processes. The investments rely on U.S. and Canadian regulation of psychedelic, healthcare and cannabis, and the Fund could be adversely affected by changes in these regulations.

Defiance Next Gen Altered Experience ETF

Letters to Shareholders
(Unaudited) (Continued)

The Fund will not invest directly in or hold ownership in any companies that engage in cannabis- or psychedelics-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Accordingly, the Fund does not currently invest (directly or indirectly) in companies located in the United States if their cannabis- or psychedelics-related business activities are illegal under U.S. federal law, even if such activities are legal under state law. In the United States and Canada, the medical and recreational use of certain psychedelic drugs, including psilocybin, is currently illegal. There is no guarantee that psychedelic drugs or psychedelic inspired drugs will ever be approved as medicines in either jurisdiction.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

PSY is new with a limited operating history.

Total return represents changes to the NAV and accounts for distributions from the Fund.

Median 30-Day Spread is a calculation of a Fund’s median bid-ask spread, expressed as a percentage rounded to the nearest hundredth, computed by: identifying the Fund’s national best bid and national best offer as of the end of each 10 second interval during each trading day of the last 30 calendar days; dividing the difference between each such bid and offer by the midpoint of the national best bid and national best offer; and identifying the median of those values.

The BITA Medical Psychedelics, Cannabis, and Ketamine Index is owned, calculated, administered and disseminated by BITA GmbH. It is not possible to invest directly in an index.

Commissions may be charged on trades.

Go to defianceetfs.com/PSY to read more about CRUZ including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

PSY is distributed by Foreside Fund Services, LLC.

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Hotel, Airline and Cruise ETF (“CRUZ” or the “Fund”). The following information pertains to the period from inception on June 3, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”). The Index is a rules-based weighted index of companies primarily engaged in the passenger airline, hotel, and cruise industries. The Index is reconstituted on a semi-annual basis and rebalanced quarterly.

The Fund had negative performance during the current fiscal period. The market price for CRUZ decreased 12.82% and the Net Asset Value (“NAV”) decreased 13.12%, while the S&P 500®, a broad market index, increased 14.55% over the same period. The Fund’s Index decreased 13.07%. Meanwhile, outstanding shares ended the period at 1,075,000.

For the current fiscal period, the largest positive contributor to return was Hilton Worldwide Holdings, Inc., adding 1.52% to the return of the Fund, gaining 25.04% with an average weighting of 7.21%. The second largest contributor to return was Marriot International, Inc. - Class A, adding 1.15% to the return of the Fund, gaining 16.32% with an average weighting of 8.71%. The third largest contributor to return was China Airlines, Ltd., adding 0.30% to the return of the Fund, gaining 64.31% with an average weighting of 0.28%.

For the current fiscal period, the largest negative contributor to return was Carnival Corporation, detracting 2.33% from the return of the Fund, declining 34.12% with an average weighting of 6.13%. The security contributing second-most negatively was Southwest Airlines Company, detracting 1.52% from the return of the Fund, and declining 26.83% with an average weighting of 5.59%. The third largest negative contributor to return was Norwegian Cruise Line Holdings, Ltd., detracting 1.13% from the return of the Fund, and declining 35.43% with an average weight of 2.87%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in passenger airline, hotel and resort, and cruise industries (“Travel Companies”). Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies and may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Travel Companies may be significantly affected by uncertainty in travel, including guest safety, security and privacy, changes in labor relations and insurance costs, issues affecting equipment reliability and longevity, changes in fuel prices, and shortages of experienced personnel.

Defiance Hotel, Airline, and Cruise ETF

Letters to Shareholders
(Unaudited) (Continued)

Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including Travel Companies, have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. To the extent the Fund is invested in companies of a single country or region, local political and economic conditions and changes in regulatory, tax, or economic policy could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability, and these risks are magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Global Hotels, Airlines, and Cruises Index (the “Index”) is a rules-based index that consists of globally-listed stocks of companies that derive at least 50% of their revenues from the passenger airline, hotel and resort, or cruise industries (“Travel Companies”) as determined by MV Index Solutions. The Index is a registered trademark of MV Index Solutions and is protected through various intellectual property rights and unfair competition and misappropriation laws and has been licensed for use for certain purposes by Defiance ETFs LLC. Products based on the Index are not sponsored, endorsed, sold or promoted by MV Index Solutions, no representation is made regarding the advisability of trading in such product(s). It is not possible to invest directly in an index.

CRUZ is new with a limited operating history.

Go to defianceetfs.com/CRUZ to read more about CRUZ including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

CRUZ is distributed by Foreside Fund Services, LLC.

Defiance Next Gen Big Data ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Big Data ETF (“BIGY” or the “Fund”). The following information pertains to the period from inception on July 13, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Big Data & Analytics Index (the “Index”). The index is a rules-based index that tracks the performance of tracks the performance of companies that are involved in the Big Data industry. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had negative performance during the current fiscal period. The market price for BIGY decreased 4.53% and the Net Asset Value (“NAV”) decreased 4.74%, while the S&P 500®, a broad market index, increased 9.79% over the same period. The Fund’s Index decreased 4.94%. Meanwhile, outstanding shares ended the period at 100,000.

For the current fiscal period, the largest positive contributor to return was New Relic, Inc. adding 1.89% to the return of the Fund, gaining 69.90% with an average weighting of 4.11%. The second largest contributor to return was MongoDB, Inc., adding 1.71% to the return of the Fund, gaining 56.08% with an average weighting of 4.40%. The third largest contributor to return was Perficient, Inc., adding 1.71% to the return of the Fund, gaining 54.34% with an average weighting of 5.00%.

For the current fiscal period, the largest negative contributor to return was Domo, Inc. - Class B, detracting 1.54% from the return of the Fund, declining 39.70% with an average weighting of 3.74%. The security contributing second-most negatively was Appian Corporation, detracting 1.42% from the return of the Fund, and declining 44.86% with an average weighting of 2.78%. The third largest negative contributor to return was Twilio, Inc. - Class A, detracting 1.11% from the return of the Fund, and declining 29.84% with an average weight of 3.43%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing. A hard copy of the prospectus can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

A portfolio concentrated in a limited number of industries or sectors may be subject to a higher degree of risk. Specifically, the Index (and as a result, the Fund) is expected to be concentrated in the equity securities of companies involved with solutions for the creation, management, analysis, storage, or transmission of large sets of data (“Big Data Companies”). Risks associated with Big Data Companies include small or limited markets for such products or services, rapid changes in technology product business cycles, technological progress, rapid obsolescence, and government regulation.

Securities of Big Data Companies tend to be more volatile than securities of companies that do not rely heavily on technology, and rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. While Big Data Companies may rely on a combination of patents, copyrights, trademarks, and trade secret laws

Defiance Next Gen Big Data ETF

Letters to Shareholders
(Unaudited) (Continued)

to establish and protect their proprietary product rights, there can be no assurance that these steps will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

The Fund is considered to be non-diversified, so it may invest more of its assets in the securities of a single issuer or a smaller number of issuers and will therefore be more exposed to risks associated with these issuers that a fund that invests more widely. Foreign securities have additional risk, including but not limited to, exchange rate changes and volatility, political and economic upheaval, and differences in accounting methods. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The BlueStar Big Data & Analytics Index (the “Index”) is a rules-based index that consists of globally-listed stocks and depositary receipts of companies that, at the time of being added to the Index, derive at least 50% of their revenues or operating activity from solutions for the creation, management, analysis, storage, or transmission of large sets of data (“big data”) (“Big Data Companies”) as determined by MV Index Solutions (the “Index Provider”). The Index is owned and maintained by the Index Provider, who partnered with the Fund’s investment adviser to co-develop the methodology used to determine the securities included in the Index. The Index Provider is not affiliated with the Fund or its investment adviser, sub-adviser, or distributor, and does not sponsor, endorse, sell, or promote products based on the Index. It is not possible to invest directly in an index.

BIGY is new with a limited operating history.

Go to defianceetfs.com/BIGY to read more about BIGY including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

BIGY is distributed by Foreside Fund Services, LLC.

Defiance Digital Revolution ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Digital Revolution ETF (“NFTZ” or the “Fund”). The following information pertains to the period from inception on December 1, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, The BITA NFT and Blockchain Select Index (the “Index”). The Index aims to track the performance of a portfolio of publicly listed companies with relevant thematic exposure to the NFT (Non-Fungible Tokens), blockchain and cryptocurrency ecosystems. The index is rebalanced on a quarterly basis.

The Fund had negative performance during the current fiscal period. The market price for NFTZ decreased 23.75% and the Net Asset Value (“NAV”) decreased 23.93%, while the S&P 500®, a broad market index, increased 5.72% over the same period. The Fund’s Index decreased 24.00%. Meanwhile, outstanding shares ended the period at 540,000.

For the current fiscal period, the largest positive contributor to return was Funko, Inc. - Class A adding 0.36% to the return of the Fund, gaining 15.83% with an average weighting of 3.02%. The second largest contributor to return was SBI Holdings, Inc., adding 0.18% to the return of the Fund, gaining 6.25% with an average weighting of 4.81%. The third largest contributor to return was Ether Capital Corporation, adding 0.03% to the return of the Fund, gaining 4.93% with an average weighting of 0.32%.

For the current fiscal period, the largest negative contributor to return was Silvergate Capital Corporation - Class A, detracting 1.74% from the return of the Fund, declining 23.71% with an average weighting of 5.18%. The security contributing second-most negatively was Cleanspark, Inc., detracting 1.58% from the return of the Fund, and declining 40.57% with an average weighting of 3.28%. The third largest negative contributor to return was Marathon Digital Holdings, Inc., detracting 1.58% from the return of the Fund, and declining 33.03% with an average weight of 4.11%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Matthew Bielski is registered with Foreside Fund Services, LLC which is not affiliated with Defiance ETFs, LLC or its affiliates.

Important Disclosures:

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read carefully before investing. A hard copy of the prospectuses can be requested by calling 833.333.9383 or at defianceetfs.com.

Investing involves risk. Principal loss is possible. As an ETF, the Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Fund is not actively managed and would not sell a security due to current or projected under-performance unless that security is removed from the Index or is required upon a reconstitution of the Index.

The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Crypto and Blockchain Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The mechanics of using blockchain technology to transact in digital or other types of assets, such as securities or derivatives, is relatively new and untested. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect Crypto and Blockchain Companies. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss, or destruction of these keys could adversely affect a user’s ownership claims over an asset or a company’s business or operations if it was dependent on the blockchain.

Defiance Digital Revolution ETF

Letters to Shareholders
(Unaudited) (Continued)

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer.

The BITA NFT and Blockchain Select Index is a rules-based index that consists of the common stock (or depositary receipts) of companies that are building a platform for developing technology to use, or have at least one use or test case for using, NFT (Non-Fungible Token), cryptocurrency trading platforms, cryptocurrency mining, cryptocurrency banking or related services, or blockchain-related technology, as well as companies that have announced publicly that they intend to enter such space or have begun working on such products (collectively, “Crypto and Blockchain Companies”). The Index consists of companies listed on North American and European exchanges and aims to capture the potential upside generated by earnings related to the adoption of crypto- and blockchain-related technologies, including NFTs and cryptocurrency.

Neither the Fund nor its relative Index will invest directly in NFTs or any funds investing in NFTs. The Index, and as a result the Fund, are currently limited to investments in companies with exposure to the NFT ecosystem. As a result, the Fund’s price movement will not track individual or collections of NFTs. Since NFTs are an emerging technology, the Index is currently expected to consist of companies whose activities in the NFT ecosystem comprise a smaller portion of their revenues, profits, or investments relative to other activities or industries in which they engage. There can be no guarantee that a company’s activities in the NFT ecosystem will become significant for the company or that its economic fortunes will be tied to such activities in the future.

NFTZ is new with a limited operating history.

Go to defianceetfs.com/NFTZ to read more about NFT including current performance and holdings information. Fund holdings are subject to change and should not be considered recommendations to buy or sell any securities.

NFTZ is distributed by Foreside Fund Services, LLC.

Defiance Quantum ETF

Performance Summary
(Unaudited)

Growth of $10,000

$25,000
$20,000
$15,000
$10,000
$5,000
$23,193
$22,792
$22,773
$17,454
9/04/2018
12/31/2018
6/30/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
Defiance Quantum ETF – NAV
Defiance Quantum ETF – Market
BlueStar Quantum Computing and Machine Learning Index®
S&P 500® Index

Average Annual Returns Year Ended December 31, 2021	One Year	Three Years	Since Inception (9/4/2018)
Defiance Quantum ETF - NAV	35.27%	41.73%	28.10%
Defiance Quantum ETF - Market	35.17%	41.67%	28.13%
BlueStar Quantum Computing and Machine Learning Index®	36.29%	42.56%	28.81%
S&P 500® Index	28.71%	26.07%	18.25%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 4, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen Connectivity ETF

Performance Summary
(Unaudited)

Growth of $10,000

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,918
$17,393
$17,228
$17,221
3/04/2019
6/30/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
Defiance Next Gen Connectivity ETF – NAV
Defiance Next Gen Connectivity ETF – Market
BlueStar 5G Communications Index™
S&P 500® Index

Average Annual Returns Year Ended December 31, 2021	One Year	Since Inception (3/4/2019)
Defiance Next Gen Connectivity ETF - NAV	25.63%	21.20%
Defiance Next Gen Connectivity ETF - Market	25.66%	21.21%
BlueStar 5G Communications IndexTM	26.04%	21.62%
S&P 500® Index	28.71%	22.91%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 4, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen SPAC Derived ETF

Performance Summary
(Unaudited)

Growth of $10,000

$16,000
$14,000
$12,000
$10,000
$8,000
$14,434
$8,600
$8,528
$8,527
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
Defiance Next Gen SPAC Derived ETF – NAV
Defiance Next Gen SPAC Derived ETF – Market
Indxx SPAC & NextGen IPO Index
S&P 500® Index

Average Annual Returns Year Ended December 31, 2021	One Year	Since Inception (9/30/2020)
Defiance Next SPAC Derived ETF - NAV	-24.72%	-11.94%
Defiance Next SPAC Derived ETF - Market	-24.83%	-11.95%
Indxx SPAC & NextGen IPO Index	-24.32%	-11.35%
S&P 500® Index	28.71%	34.06%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen H2 ETF

Performance Summary
(Unaudited)

Growth of $10,000

$14,000
$12,000
$10,000
$8,000
$6,000
$12,438
$7,124
$7,041
$7,032
3/9/2021
3/31/2021
4/30/2021
5/31/2021
6/30/2021
7/31/2021
8/31/2021
9/30/2021
10/31/2021
11/30/2021
12/31/2021
Defiance Next Gen H2 ETF – NAV
Defiance Next Gen H2 ETF – Market
BlueStar Hydrogen & NextGen Fuel Cell Index
S&P 500® Index

Cumulative Returns Period Ended December 31, 2021	Since Inception (3/9/2021)
Defiance Next Gen H2 ETF - NAV	-29.68%
Defiance Next Gen H2 ETF - Market	-29.59%
BlueStar Hydrogen & NextGen Fuel Cell Index	-28.76%
S&P 500® Index	24.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 9, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen Altered Experience ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$10,000
$8,000
$6,000
$4,000
$11,438
$4,764
$4,757
$4,737
5/27/2021
5/31/2021
6/30/2021
7/31/2021
8/31/2021
9/30/2021
10/31/2021
11/30/2021
12/31/2021
Defiance Next Gen Altered Experience ETF – NAV
Defiance Next Gen Altered Experience ETF – Market
BITA Medical Psychedelics, Cannabis, and Ketamine Index
S&P 500® Index

Cumulative Returns Period Ended December 31, 2021	Since Inception (5/27/2021)
Defiance Next Gen Altered Experience ETF - NAV	-52.43%
Defiance Next Gen Altered Experience ETF - Market	-52.36%
BITA Medical Psychedelics, Cannabis, and Ketamine Index	-52.63%
S&P 500® Index	14.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 27, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Hotel, Airline, and Cruise ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$10,000
$8,000
$6,000
$11,455
$8,718
$8,693
$8,688
6/3/2021
6/30/2021
7/31/2021
8/31/2021
9/30/2021
10/31/2021
11/30/2021
12/31/2021
Defiance Hotel, Airline, and Cruise ETF – NAV
Defiance Hotel, Airline, and Cruise ETF – Market
BlueStar Global Hotels, Airlines, and Cruises Index
S&P 500® Index

Cumulative Returns Period Ended December 31, 2021	Since Inception (6/3/2021)
Defiance Hotel, Airline, and Cruise ETF - NAV	-13.12%
Defiance Hotel, Airline, and Cruise ETF - Market	-12.82%
BlueStar Global Hotels, Airlines, and Cruises Index	-13.07%
S&P 500® Index	14.55%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 3, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen Big Data ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$11,000
$10,000
$9,000
$10,979
$9,547
$9,526
$9,506
7/13/2021
7/31/2021
8/31/2021
9/30/2021
10/31/2021
11/30/2021
12/31/2021
Defiance Next Gen Big Data ETF – NAV
Defiance Next Gen Big Data ETF – Market
BlueStar Big Data & Analytics Index
S&P 500® Index

Cumulative Returns Period Ended December 31, 2021	Since Inception (7/13/2021)
Defiance Next Gen Big Data ETF - NAV	-4.74%
Defiance Next Gen Big Data ETF - Market	-4.53%
BlueStar Big Data & Analytics Index	-4.94%
S&P 500® Index	9.79%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 13, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Digital Revolution ETF

Performance Summary
(Unaudited)

Growth of $10,000

$12,000
$10,000
$8,000
$6,000
$10,572
$7,625
$7,606
$7,600
12/1/2021
12/31/2021
Defiance Digital Revolution ETF – NAV
Defiance Digital Revolution ETF – Market
BITA NFT and Blockchain Select Index
S&P 500® Index

Cumulative Returns Period Ended December 31, 2021	Since Inception (12/1/2021)
Defiance Digital Revolution ETF - NAV	-23.93%
Defiance Digital Revolution ETF - Market	-23.75%
BITA NFT and Blockchain Select Index	-24.00%
S&P 500® Index	5.72%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance ETFs

Portfolio Allocations

As of December 31, 2021 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	59.2%
Japan	12.5
Netherlands	5.9
Taiwan	4.5
France	2.9
China	2.8
India	1.6
Ireland	1.6
Finland	1.5
Israel	1.5
Italy	1.5
Canada	1.4
Germany	1.4
Switzerland	1.4
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	72.4%
Communication Services	16.6
Real Estate	9.3
Consumer Discretionary	0.9
Short-Term Investments and Other Assets and Liabilities	0.8
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Defiance ETFs

Portfolio Allocations

As of December 31, 2021 (Unaudited) (Continued)

Defiance Next Gen SPAC Derived ETF

Sector	Percentage of Net Assets
Special Purpose Acquisition Companies	39.6%
Consumer Discretionary	13.9
Industrials	12.9
Health Care	10.5
Information Technology	8.4
Financials	5.5
Consumer Staples	2.6
Communication Services	2.4
Materials	2.2
Real Estate	1.2
Utilities	0.4
Energy	0.2
Short-Term Investments and Other Assets and Liabilities	0.2
Total	100.0%

Defiance Next Gen H2 ETF

Country	Percentage of Net Assets
United States	21.5%
United Kingdom	20.4
Canada	10.1
France	9.1
Republic of Korea	8.9
Norway	7.9
Sweden	7.8
Ireland	5.5
Germany	5.2
Israel	2.0
Denmark	0.9
Short-Term Investments and Other Assets and Liabilities	0.7
Total	100.0%

Defiance Next Gen Altered Experience ETF

Country	Percentage of Net Assets
Canada	47.5%
United States	33.3
Ireland	8.9
United Kingdom	5.5
Germany	3.7
Short-Term Investments and Other Assets and Liabilities	1.1
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of December 31, 2021 (Unaudited) (Continued)

Defiance Hotel, Airline, and Cruise ETF

Country	Percentage of Net Assets
United States	65.1%
United Kingdom	8.5
Ireland	4.3
Japan	3.6
China	2.3
France	2.2
Taiwan	2.0
Australia	2.0
Canada	1.7
Singapore	1.5
Republic of Korea	1.5
Germany	1.3
Switzerland	1.0
Thailand	0.9
Hong Kong	0.6
Mexico	0.5
Short-Term Investments and Other Assets and Liabilities	0.4
Panama	0.3
Brazil	0.3
Total	100.0%

Defiance Next Gen Big Data ETF

Country	Percentage of Net Assets
United States	79.6%
United Kingdom	4.2
France	3.9
Australia	3.7
China	3.6
Israel	3.4
Germany	1.3
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

Defiance ETFs

Portfolio Allocations

As of December 31, 2021 (Unaudited) (Continued)

Defiance Digital Revolution ETF

Country	Percentage of Net Assets
United States	51.2%
Canada	19.5
Australia	7.1
Germany	4.9
Japan	4.7
China	4.4
United Kingdom	3.7
Hong Kong	1.6
Sweden	0.7
France	0.7
Short-Term Investments and Other Assets and Liabilities	0.6
Switzerland	0.5
Singapore	0.4
Total	100.0%

Defiance Quantum ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 7.2%
859	Alphabet, Inc. - Class A (a)	$2,488,557
17,106	Baidu, Inc. - ADR (a)	2,545,202
867,882	Koninklijke KPN NV	2,694,397
92,700	Nippon Telegraph & Telephone Corporation	2,535,756
245,902	Orange SA - ADR (b)	2,594,266
		12,858,178
	Consumer Discretionary — 1.4%
20,367	Alibaba Group Holding, Ltd. - ADR (a)	2,419,396

	Industrials — 12.9%
21,045	Airbus SE (a)	2,689,050
29,800	Booz Allen Hamilton Holding Corporation	2,526,742
43,600	Hitachi, Ltd.	2,358,803
12,448	Honeywell International, Inc.	2,595,533
7,469	Lockheed Martin Corporation	2,654,557
196,200	Mitsubishi Electric Corporation	2,484,979
6,997	Northrop Grumman Corporation	2,708,329
29,452	Raytheon Technologies Corporation	2,534,639
61,200	Toshiba Corporation	2,513,794
		23,066,426
	Information Technology — 76.8% (c)
6,802	Accenture plc - Class A	2,819,769
17,540	Advanced Micro Devices, Inc. (a)	2,524,006
37,972	Alteryx, Inc. - Class A (a)(b)	2,297,306
11,748	Ambarella, Inc. (a)	2,383,552
13,677	Analog Devices, Inc.	2,404,006
16,196	Applied Materials, Inc.	2,548,603
3,168	ASML Holding NV - NY	2,522,172
196,000	Asustek Computer, Inc.	2,663,679
62,427	Atos SE	2,654,399
23,153	Azenta, Inc.	2,387,306
273,639	BlackBerry, Ltd. (a)(b)	2,558,525
13,830	Cadence Design Systems, Inc. (a)	2,577,220
28,828	Cirrus Logic, Inc. (a)	2,652,753
19,855	Elastic NV (a)	2,443,952
57,120	FormFactor, Inc. (a)(b)	2,611,526
14,700	Fujitsu, Ltd.	2,518,614
163,515	Hewlett Packard Enterprise Company	2,578,632
55,172	Infineon Technologies AG	2,557,356
49,228	Intel Corporation	2,535,242
20,709	International Business Machines Corporation	2,767,965
121,487	IonQ, Inc. (a)(b)	2,028,833
6,047	KLA Corporation	2,600,875
3,568	Lam Research Corporation	$2,565,927
31,980	Lattice Semiconductor Corporation (a)	2,464,379
27,906	Marvell Technology, Inc. (b)	2,441,496
64,000	MediaTek, Inc.	2,752,738
29,168	Microchip Technology, Inc.	2,539,366
29,616	Micron Technology, Inc.	2,758,730
7,605	Microsoft Corporation	2,557,714
4,002	MicroStrategy, Inc. - Class A (a)(b)	2,179,049
15,351	MKS Instruments, Inc. (b)	2,673,684
58,111	National Instruments Corporation	2,537,707
53,400	NEC Corporation	2,462,368
434,739	Nokia Corporation - ADR (a)	2,704,077
119,000	NTT Data Corporation	2,548,339
8,004	NVIDIA Corporation	2,354,056
11,168	NXP Semiconductors NV	2,543,847
39,657	ON Semiconductor Corporation (a)	2,693,503
25,980	Onto Innovation, Inc. (a)(b)	2,629,955
18,609	Perficient, Inc. (a)(b)	2,405,958
13,949	QUALCOMM, Inc.	2,550,854
192,900	Renesas Electronics Corporation (a)	2,383,715
12,660	Reply SpA	2,572,743
21,331	Splunk, Inc. (a)	2,468,423
51,853	STMicroelectronics NV - NY (b)	2,534,575
8,765	Synaptics, Inc. (a)(b)	2,537,555
6,992	Synopsys, Inc. (a)	2,576,552
20,915	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,516,284
57,992	Teradata Corporation (a)(b)	2,462,920
15,881	Teradyne, Inc. (b)	2,597,020
12,971	Texas Instruments, Inc.	2,444,644
66,169	Tower Semiconductor, Ltd. (a)	2,625,586
290,819	Wipro, Ltd. - ADR	2,838,393
11,335	Xilinx, Inc.	2,403,360
		136,961,808
	Materials — 1.4%
66,600	JSR Corporation	2,530,285

	TOTAL COMMON STOCKS (Cost $147,394,911)	177,836,093

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
582,884	First American Government Obligations Fund - Class X, 0.03% (d)	$582,884
	TOTAL SHORT-TERM INVESTMENTS (Cost $582,884)	582,884

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.0%
26,811,367	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)(e)	26,811,367
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,811,367)	26,811,367

	TOTAL INVESTMENTS — 115.0% (Cost $174,789,162)	205,230,344
	Liabilities in Excess of Other Assets — (15.0)%	(26,811,973)
	NET ASSETS — 100.0%	$178,418,371

Percentages are stated as a percentage of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of December 31, 2021. The total value of securities on loan is $25,853,031.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.2%
	Communication Services — 16.6%
426,239	Altice USA, Inc. - Class A (a)	$6,896,547
1,750,581	AT&T, Inc.	43,064,293
339,751	BCE, Inc.	17,680,642
37,886	Charter Communications, Inc. - Class A (a)(b)	24,700,535
504,489	IHS Holding, Ltd. (a)	7,113,295
516,832	KT Corporation - ADR (a)	6,496,578
559,154	Lumen Technologies, Inc. (b)	7,017,383
767,494	Orange SA - ADR (b)	8,097,062
145,850	Rogers Communications, Inc. - Class B	6,946,835
151,742	SK Telecom Company, Ltd. - ADR (b)	4,046,961
2,291,160	Telefonica SA - ADR (b)	9,714,518
269,019	T-Mobile US, Inc. (a)	31,200,824
803,346	Verizon Communications, Inc.	41,741,858
987,747	Vodafone Group plc - ADR	14,747,063
		229,464,394
	Consumer Discretionary — 0.9%
3,836	Amazon.com, Inc. (a)	12,790,528

	Information Technology — 72.4% (c)
447,401	A10 Networks, Inc. (b)	7,417,909
323,297	ADTRAN, Inc.	7,380,871
465,446	Advanced Micro Devices, Inc. (a)	66,977,679
449,347	Airgain, Inc. (a)(b)	4,776,559
328,575	Akamai Technologies, Inc. (a)(b)	38,456,418
954,824	Akoustis Technologies, Inc. (a)(b)	6,378,224
557,771	Allot, Ltd.(a)	6,626,319
237,063	Amdocs, Ltd.	17,741,795
362,941	Analog Devices, Inc.	63,794,140
77,223	Apple, Inc.	13,712,488
107,748	Arista Networks, Inc. (a)	15,488,775
22,971	Broadcom, Inc.	15,285,133
123,658	Calix, Inc. (a)	9,888,930
258,514	Cambium Networks Corporation (a)	6,625,714
1,310,109	Casa Systems, Inc. (a)(b)	7,428,318
2,414,344	Ceragon Networks, Ltd. (a)	6,229,008
155,635	CEVA, Inc. (a)(b)	6,729,657
286,100	Ciena Corporation (a)	22,021,117
237,115	Cisco Systems, Inc.	15,025,978
101,962	Clearfield, Inc. (a)	8,607,632
609,572	CommScope Holding Company, Inc. (a)	6,729,675
267,623	Comtech Telecommunications Corporation (b)	6,339,989
235,826	Corning, Inc.	8,779,802
123,205	CSG Systems International, Inc. (b)	$7,099,072
186,950	CTS Corporation	6,864,804
229,747	Dell Technologies, Inc. - Class C (a)	12,904,889
481,151	DZS, Inc. (a)	7,804,269
979,733	EMCORE Corporation (a)	6,838,536
490,589	Extreme Networks, Inc. (a)	7,702,247
100,890	F5, Inc. (a)(b)	24,688,792
124,610	GDS Holdings, Ltd. - ADR (a)	5,876,608
867,799	Hewlett Packard Enterprise Company	13,685,190
100,867	II-VI, Inc. (a)(b)	6,892,242
801,916	Infinera Corporation (a)(b)	7,690,374
1,064,042	Inseego Corporation (a)(b)	6,203,365
261,261	Intel Corporation	13,454,942
108,604	InterDigital, Inc.	7,779,305
39,551	IPG Photonics Corporation (a)(b)	6,808,309
322,927	Juniper Networks, Inc.	11,531,723
200,608	Keysight Technologies, Inc. (a)	41,427,558
137,086	Lattice Semiconductor Corporation (a)	10,563,847
2,299,387	Limelight Networks, Inc. (a)(b)	7,886,897
72,369	Lumentum Holdings, Inc. (a)(b)	7,654,469
86,402	MACOM Technology Solutions Holdings, Inc. (a)(b)	6,765,277
531,468	Marvell Technology, Inc.	46,498,135
91,107	MaxLinear, Inc. (a)	6,868,557
199,852	National Instruments Corporation	8,727,537
439,828	NeoPhotonics Corporation (a)	6,760,156
215,022	NetScout Systems, Inc. (a)	7,112,928
5,091,239	Nokia Corporation - ADR (a)	31,667,507
42,481	NVIDIA Corporation	12,494,087
205,565	NXP Semiconductors NV	46,823,596
84,149	Qorvo, Inc. (a)	13,160,062
370,155	QUALCOMM, Inc.	67,690,245
219,061	Radware, Ltd. (a)	9,121,700
3,330,129	Resonant, Inc. (a)(b)	5,694,521
1,190,176	Ribbon Communications, Inc. (a)	7,200,565
415,591	Sierra Wireless, Inc. (a)	7,322,713
140,592	Silicom, Ltd. (a)	7,254,547
126,265	Skyworks Solutions, Inc.	19,588,752
2,932,051	Telefonaktiebolaget LM Ericsson - ADR	31,871,394
23,830	Ubiquiti, Inc. (b)	7,308,661
419,123	Viavi Solutions, Inc. (a)(b)	7,384,947
117,793	VMware, Inc. - Class A	13,649,853
191,611	Xilinx, Inc.	40,627,280
		1,001,392,588

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.2% (Continued)
	Real Estate — 9.3%
147,039	American Tower Corporation	$43,008,907
119,431	Crown Castle International Corporation	24,930,027
75,641	CyrusOne, Inc.	6,786,510
66,887	Digital Realty Trust, Inc.	11,830,304
27,076	Equinix, Inc.	22,901,964
33,153	SBA Communications Corporation	12,897,180
502,613	Uniti Group, Inc. (b)	7,041,608
		129,396,500
	TOTAL COMMON STOCKS (Cost $1,108,828,507)	1,373,044,010

	SHORT-TERM INVESTMENTS — 0.7%
9,554,244	First American Government Obligations Fund - Class X, 0.03% (d)	9,554,244
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,554,244)	9,554,244

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.6%
133,207,282	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)(e)	133,207,282
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $133,207,282)	133,207,282

	TOTAL INVESTMENTS — 109.5% (Cost $1,251,590,033)	1,515,805,536
	Liabilities in Excess of Other Assets — (9.5)%	(132,070,892)
	NET ASSETS — 100.0%	$1,383,734,644

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of December 31, 2021. The total value of securities on loan is $128,825,716.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 60.2%
	Communication Services — 2.4%
6,557	AdTheorent Holding Company Inc. (a)	$38,490
5,018	Advantage Solutions, Inc. (a)	40,244
2,657	AST SpaceMobile, Inc. (a)	21,097
5,990	BuzzFeed, Inc. (a)	31,927
2,856	CuriosityStream, Inc. (a)	16,936
6,508	Genius Sports, Ltd. (a)	49,461
5,248	Innovid Corporation (a)	34,899
4,453	KORE Group Holdings, Inc. (a)	30,013
8,344	Nextdoor Holdings, Inc. (a)	65,834
3,272	Nexters, Inc. (a)	26,372
6,461	Playstudios, Inc. (a)	25,521
2,423	Redbox Entertainment, Inc. (a)	17,954
3,344	Reservoir Media, Inc. (a)	26,451
15,182	Skillz, Inc. (a)	112,954
8,106	Taboola.com, Ltd. (a)	63,065
3,955	Vacasa, Inc. - Class A (a)	32,906
4,730	Wejo Group, Ltd. (a)	32,353
		666,477
	Consumer Discretionary — 13.9%
4,095	Accel Entertainment, Inc. (a)	53,317
4,404	Arko Corporation (a)	38,623
9,711	Arrival SA (a)	72,056
4,484	BARK, Inc. (a)	18,923
6,616	Beachbody Company, Inc. (a)	15,680
1,115	Betterware de Mexico SAB de CV	23,370
5,299	Bowlero Corporation (a)	47,797
5,377	Boxed, Inc. (a)	73,665
6,246	Canoo, Inc. (a)	48,219
8,098	CarLotz, Inc. (a)	18,382
4,949	Cazoo Group, Ltd. (a)	29,842
20,683	DraftKings, Inc. - Class A (a)	568,162
3,508	Electric Last Mile Solutions I (a)	24,661
9,616	Enjoy Technology, Inc. (a)	44,426
6,305	Ermenegildo Zegna Holditalia SpA (a)	66,076
3,788	EVgo, Inc. (a)	37,653
6,957	Faraday Future Intelligent Electric, Inc. (a)	37,011
10,017	Fisker, Inc. (a)	157,567
2,665	Golden Nugget Online Gaming, Inc. (a)	26,517
10,290	Grab Holdings, Ltd. - Class A (a)	73,368
13,358	Hall of Fame Resort & Entertainment Company (a)	20,304
2,733	Holley, Inc. (a)	35,502
7,134	Lordstown Motors Corporation - Class A (a)	24,612
4,215	Lottery.com, Inc. (a)	$26,850
33,156	Lucid Group, Inc. (a)	1,261,586
12,734	Luminar Technologies, Inc. (a)	215,332
4,710	Nerdy, Inc. (a)	21,195
1,277	PLBY Group, Inc. (a)	34,019
4,619	Porch Group, Inc. (a)	72,010
12,910	QuantumScape Corporation (a)	286,473
7,153	REE Automotive, Ltd. - Class A (a)	39,699
5,075	Rover Group, Inc. (a)	49,481
3,294	Rush Street Interactive, Inc. (a)	54,351
4,280	Shift Technologies, Inc. (a)	14,595
7,165	Signa Sports United NV (a)	60,759
7,382	Solid Power, Inc. (a)	64,519
3,452	Vivid Seats, Inc. - Class A	37,558
3,428	Vivint Smart Home, Inc. (a)	33,526
7,282	Volta, Inc. (a)	53,450
5,965	XL Fleet Corporation (a)	19,744
		3,900,880
	Consumer Staples — 2.6%
5,685	AppHarvest, Inc. (a)	22,115
5,335	Beauty Health Company (a)	128,893
8,092	Benson Hill, Inc. (a)	58,991
4,817	CompoSecure, Inc. (a)	39,547
11,478	EQRx, Inc. (a)	78,280
4,296	Hyperfine, Inc. (a)	31,146
17,083	Local Bounti Corporation (a)	110,185
6,596	P3 Health Partners, Inc. (a)	46,436
3,140	Pardes Biosciences, Inc. (a)	51,402
3,009	Tattooed Chef, Inc. (a)	46,760
3,580	Utz Brands, Inc.	57,101
2,916	Vintage Wine Estates, Inc. (a)	34,467
2,447	Whole Earth Brands, Inc. (a)	26,281
		731,604
	Energy — 0.2%
3,309	Archaea Energy, Inc. (a)	60,489

	Financials — 5.5%
1,273	Bakkt Holdings, Inc. (a)	10,833
20,596	Blue Owl Capital, Inc.	307,086
7,973	Broadmark Realty Capital, Inc.	75,185
6,203	Finance Of America Companies, Inc. - Class A (a)	24,626
2,548	GCM Grosvenor, Inc. - Class A	26,754
5,444	Hagerty, Inc. - Class A (a)	77,196
17,375	Hippo Holdings, Inc. (a)	49,171

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 60.2% (Continued)
	Financials — 5.5% (Continued)
3,499	International General Insurance Holdings, Ltd.	$28,342
6,361	Katapult Holdings, Inc. (a)	21,437
3,958	MarketWise, Inc. (a)	29,843
9,329	MetroMile, Inc. (a)	20,431
8,303	Moneylion, Inc. (a)	33,461
4,508	OppFi, Inc. (a)	20,466
2,180	Perella Weinberg Partners	28,035
31,060	SoFi Technologies, Inc. (a)	491,059
5,558	Sunlight Financial Holdings, Inc. (a)	26,567
5,964	UWM Holdings Corporation	35,307
26,861	WeWork, Inc. - Class A (a)	231,005
		1,536,804
	Health Care — 10.5%
3,695	23andMe Holding Company - Class A (a)	24,609
4,600	AdaptHealth Corporation (a)	112,516
2,096	AirSculpt Technologies, Inc. (a)	36,030
10,205	ATI Physical Therapy, Inc. (a)	34,595
22,270	Babylon Holdings, Ltd. - Class A (a)	129,834
8,716	Butterfly Network, Inc. (a)	58,310
10,387	Cano Health, Inc. (a)	92,548
3,291	CareMax, Inc. (a)	25,275
4,310	Celularity, Inc. (a)	22,067
3,447	Cerevel Therapeutics Holdings, Inc. (a)	111,752
5,288	Clene, Inc. (a)	21,681
4,286	Clever Leaves Holdings, Inc. (a)	13,287
13,620	Clover Health Investments Corporation (a)	50,666
1,544	DermTech, Inc. (a)	24,395
5,121	DocGo, Inc. (a)	47,881
2,844	eFFECTOR Therapeutics, Inc. (a)	23,548
8,031	Gemini Therapeutics, Inc. (a)	23,370
61,125	Ginkgo Bioworks Holdings, Inc. (a)	507,949
4,857	Hims & Hers Health, Inc. (a)	31,813
3,356	Humacyte, Inc. (a)	24,331
2,622	Immatics NV (a)	35,240
3,685	Immunovant, Inc. (a)	31,396
4,304	Intercure, Ltd. (a)	27,890
2,583	Jasper Therapeutics, Inc. (a)	20,277
3,377	LumiraDx, Ltd. (a)	30,022
16,268	Multiplan Corporation (a)	72,067
5,547	Nautilus Biotechnology, Inc. (a)	28,733
3,229	New Frontier Health Corporation (a)	37,004
2,956	NRX Pharmaceuticals, Inc. (a)	14,130
9,822	Nuvation Bio, Inc. (a)	83,487
4,771	Oncology Institute, Inc. (a)	46,517
8,187	Owlet, Inc. (a)	21,859
5,728	Pear Therapeutics, Inc. (a)	35,514
4,385	Point Biopharma Global, Inc. (a)	24,556
2,998	Procaps Group SA (a)	29,231
5,144	Quantum-Si, Inc. (a)	40,483
45,476	Roivant Sciences, Ltd. (a)	458,398
3,300	SAB Biotherapeutics, Inc. (a)	25,773
7,055	Science 37 Holdings, Inc. (a)	87,976
7,025	Sema4 Holdings Corporation (a)	31,332
16,709	Sharecare, Inc. (a)	75,023
14,266	SOC Telemed, Inc. (a)	18,260
8,043	SomaLogic, Inc. (a)	93,621
4,247	Surrozen, Inc. (a)	27,351
8,278	Talkspace, Inc. (a)	16,308
2,279	Tango Therapeutics, Inc. (a)	24,932
16,148	UpHealth, Inc. (a)	36,172
3,405	Vicarious Surgical, Inc. (a)	36,161
2,128	Vincerx Pharma, Inc. (a)	21,684
		2,947,854
	Industrials — 12.9%
3,334	Advent Technologies Holdings, Inc. (a)	23,371
1,537	AerSale Corporation (a)	27,266
16,195	Alight, Inc. - Class A (a)	175,068
2,087	Alta Equipment Group, Inc. (a)	30,554
8,513	Archer Aviation, Inc. - Class A (a)	51,418
7,183	Astra Space, Inc. (a)	49,778
2,901	Atlas Technical Consultants, Inc. (a)	24,426
20,192	Aurora Innovation, Inc. (a)	227,362
4,931	Berkshire Grey, Inc. (a)	27,120
6,498	Bird Global, Inc. - Class A (a)	40,093
4,081	BlackSky Technology, Inc. (a)	18,324
2,985	Blade Air Mobility, Inc. (a)	26,358
10,707	ChargePoint Holdings, Inc. (a)	203,968
3,360	Custom Truck One Source, Inc. (a)	26,880
10,148	Desktop Metal, Inc. - Class A (a)	50,233
5,699	Enovix Corporation (a)	155,469
2,798	Eos Energy Enterprises, Inc. (a)	21,041
8,475	ESS Tech, Inc. (a)	96,954
7,099	Fathom Digital Manufacturing Corporation (a)	56,224
5,507	FREYR Battery SA (a)	61,568
3,057	Helbiz, Inc. (a)	16,783
5,693	Hillman Solutions Corporation (a)	61,200

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 60.2% (Continued)
	Industrials — 12.9% (Continued)
6,958	Hyliion Holdings Corporation (a)	$43,140
5,622	Hyzon Motors, Inc. (a)	36,487
4,461	Janus International Group, Inc. (a)	55,852
16,807	Joby Aviation, Inc. (a)	122,691
6,396	Li-Cycle Holdings Corporation (a)	63,704
3,768	Lightning eMotors, Inc. (a)	22,646
8,099	Lilium NV (a)	56,126
2,854	Lion Electric Company (a)	28,369
4,489	Markforged Holding Corporation (a)	24,106
8,183	Microvast Holdings, Inc. (a)	46,316
4,730	Momentus, Inc. (a)	19,771
2,474	Nuvve Holding Corporation (a)	32,954
5,810	Otonomo Technologies, Ltd. (a)	23,763
3,987	PAE, Inc. (a)	39,591
7,131	Planet Labs PBC (a)	43,856
10,250	Proterra, Inc. (a)	90,507
2,229	Redwire Corporation (a)	15,046
11,727	Rocket Lab USA, Inc. (a)	144,008
7,050	Romeo Power, Inc. (a)	25,732
4,421	Sarcos Technology and Robotics Corporation (a)	44,122
3,741	Shapeways Holdings, Inc. (a)	13,879
4,027	Skillsoft Corporation (a)	36,847
6,560	Spire Global, Inc. (a)	22,173
6,674	Stem, Inc. (a)	126,606
3,758	Velo3D, Inc. (a)	29,350
6,350	Vertical Aerospace, Ltd. (a)	42,735
17,502	Vertiv Holdings Company	437,025
7,394	View, Inc. (a)	28,911
12,056	Virgin Galactic Holdings, Inc. (a)	161,309
7,913	Virgin Orbit Holdings, Inc. (a)	63,620
8,627	Wallbox NV (a)	140,965
10,628	Wheels Up Experience, Inc. (a)	49,314
6,650	Xos, Inc. (a)	20,947
		3,623,926
	Information Technology — 8.4%
5,734	Aeva Technologies, Inc. (a)	43,349
6,346	AEye, Inc. (a)	30,715
3,844	AgileThought, Inc. (a)	18,144
3,989	Airspan Networks Holdings, Inc. (a)	15,118
3,899	Arbe Robotics, Ltd. (a)	36,261
1,826	Arqit Quantum, Inc. (a)	43,733
6,414	AvePoint, Inc. (a)	40,344
7,514	BigBear.ai Holdings, Inc. (a)	42,529
4,310	BTRS Holdings, Inc. - Class A (a)	33,704
4,932	CCC Intelligent Solutions Holdings, Inc. (a)	56,176
2,660	Cellebrite DI, Ltd. (a)	21,333
3,356	Cipher Mining, Inc. (a)	15,538
5,639	Cvent Holding Corporation (a)	46,071
3,706	Cyxtera Technologies, Inc. (a)	46,733
11,748	E2open Parent Holdings, Inc. (a)	132,283
8,609	Embark Technology, Inc. (a)	74,726
5,444	Evolv Technologies Holdings, Inc. (a)	24,280
2,393	Grid Dynamics Holdings, Inc. (a)	90,862
3,180	indie Semiconductor, Inc. - Class A (a)	38,128
6,087	Innoviz Technologies, Ltd. (a)	38,592
8,501	IonQ, Inc. (a)	141,967
2,856	IronNet, Inc. (a)	11,995
19,807	ironSource, Ltd. - Class A (a)	153,306
2,587	Kaleyra, Inc. (a)	25,973
6,195	Latch, Inc. (a)	46,896
4,826	LiveVox Holdings, Inc. (a)	24,854
11,403	Matterport, Inc. (a)	235,358
12,179	Mirion Technologies, Inc. (a)	127,514
9,652	Navitas Semiconductor Corporation (a)	164,181
3,705	NextNav, Inc. (a)	32,456
4,389	Ouster, Inc. (a)	22,823
4,983	Paya Holdings, Inc. (a)	31,592
13,217	Payoneer Global, Inc. (a)	97,145
21,604	Paysafe, Ltd. (a)	84,472
4,782	Repay Holdings Corporation (a)	87,367
6,069	Rockley Photonics Holdings, Ltd. (a)	26,400
4,732	SmartRent, Inc. (a)	45,806
4,407	Triterras, Inc. - Class A (a)	10,356
5,986	Valens Semiconductor, Ltd. (a)	46,092
6,332	Velodyne Lidar, Inc. (a)	29,380
3,029	WM Technology, Inc. (a)	18,113
		2,352,665
	Materials — 2.2%
6,658	Algoma Steel Group, Inc. (a)	71,973
7,090	Ardagh Metal Packaging SA (a)	64,023
4,961	Danimer Scientific, Inc. (a)	42,268
7,283	MP Materials Corporation (a)	330,794
6,860	Origin Materials, Inc. (a)	44,247
4,445	PureCycle Technologies, Inc. (a)	42,538
9,389	TMC the metals company, Inc. (a)	19,529
		615,372
	Real Estate — 1.2%
5,815	Doma Holdings, Inc. (a)	29,540
5,170	Offerpad Solutions, Inc. (a)	33,088

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 60.2% (Continued)
	Real Estate — 1.2% (Continued)
19,377	Opendoor Technologies, Inc. (a)	$283,098
		345,726
	Utilities — 0.4%
8,364	Altus Power, Inc. (a)	87,404
5,198	ReNew Energy Global plc, Class A (a)	40,440
		127,844
	TOTAL COMMON STOCKS (Cost $23,920,753)	16,909,641

	SPECIAL PURPOSE ACQUISITION COMPANIES — 39.6%
4,293	26 Capital Acquisition Corporation - Class A (a)	42,286
3,589	ACE Convergence Acquisition Corporation - Class A (a)	35,746
2,771	Adit EdTech Acquisition Corporation (a)	27,433
3,286	AEA-Bridges Impact Corporation - Class A (a)	32,827
10,399	AltC Acquisition Corporation - Class A (a)	102,430
8,663	Altimeter Growth Corporation 2 - Class A (a)	85,417
6,238	Altitude Acquisition Corporation - Class A (a)	61,756
12,572	Apollo Strategic Growth Capital - Class A (a)	124,086
14,243	Apollo Strategic Growth Capital II - Class A (a)	139,297
2,733	ArcLight Clean Transition Corporation II - Class A (a)	27,275
20,459	Ares Acquisition Corporation - Class A (a)	199,271
2,745	Artisan Acquisition Corporation - Class A (a)	27,203
2,762	Aurora Acquisition Corporation - Class A (a)	27,344
14,038	Austerlitz Acquisition Corporation I - Class A (a)	136,309
28,123	Austerlitz Acquisition Corporation II - Class A (a)	273,356
10,919	Avanti Acquisition Corporation - Class A (a)	107,225
2,972	Biotech Acquisition Company - Class A (a)	29,244
12,631	Bluescape Opportunities Acquisition Corporation - Class A (a)	123,658
3,260	Bridgetown 2 Holdings, Ltd. - Class A (a)	32,307
10,808	Bridgetown Holdings, Ltd. - Class A (a)	106,135
7,163	Burgundy Technology Acquisition Corporation - Class A (a)	71,702
2,742	Capstar Special Purpose Acquisition Corporation - Class A (a)	27,310
5,403	Cartesian Growth Corporation - Class A (a)	53,382
16,999	CC Neuberger Principal Holdings II - Class A (a)	168,290
4,363	CF Acquisition Corporation IV - Class A (a)	42,757
5,212	CF Acquisition Corporation V - Class A (a)	50,556
10,391	Churchill Capital Corporation V - Class A (a)	102,247
2,981	Churchill Capital Corporation VI - Class A (a)	29,154
28,141	Churchill Capital Corporation VII - Class A (a)	276,626
5,739	CITIC Capital Acquisition Corporation - Class A (a)	57,447
17,115	Cohn Robbins Holdings Corporation - Class A (a)	168,240
16,264	Compute Health Acquisition Corporation - Class A (a)	158,249
5,778	Concord Acquisition Corporation - Class A (a)	60,091
15,326	Conx Corporation - Class A (a)	150,501
8,235	Decarbonization Plus Acquisition Corporation II - Class A (a)	82,103
4,325	Digital World Acquisition Corporation - Class A (a)	222,435
6,093	DPCM Capital, Inc. - Class A (a)	59,833
8,367	Dragoneer Growth Opportunities Corporation III - Class A (a)	81,746
12,347	E.Merge Technology Acquisition Corporation - Class A (a)	121,495
7,174	ECP Environmental Growth Opportunities Corporation - Class A (a)	70,736
2,764	EJF Acquisition Corporation - Class A (a)	27,447
4,248	Environmental Impact Acquisition Corporation - Class A (a)	42,140
8,557	Equity Distribution Acquisition Corporation - Class A (a)	84,030

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 39.6% (Continued)
6,132	Executive Network Partnering Corporation - Class A (a)	$60,155
12,335	Far Peak Acquisition Corporation - Class A (a)	124,090
4,160	Fast Acquisition Corporation - Class A (a)	42,266
5,161	Fintech Acquisition Corporation V - Class A (a)	51,197
2,762	First Reserve Sustainable Growth Corporation - Class A (a)	27,344
8,609	FirstMark Horizon Acquisition Corporation - Class A (a)	85,143
7,266	FTAC Hera Acquisition Corporation - Class A (a)	70,989
5,315	G Squared Ascend I, Inc. - Class A (a)	52,512
11,899	GO Acquisition Corporation - Class A (a)	117,086
16,408	Gores Guggenheim, Inc. - Class A (a)	191,974
11,324	Gores Holdings VII, Inc. - Class A (a)	110,749
9,128	Gores Metropoulos II, Inc. - Class A (a)	91,006
9,613	Health Assurance Acquisition Corporation - Class A (a)	93,919
4,248	Healthcare Capital Corporation - Class A (a)	41,928
5,199	Heliogen, Inc. (a)	80,688
7,161	Hennessy Capital Investment Corporation V - Class A (a)	69,748
8,535	HH&L Acquisition Company - Class A (a)	83,046
5,672	HIG Acquisition Corporation - Class A (a)	55,472
6,240	Highland Transcend Partners I Corporation - Class A (a)	61,901
10,775	Horizon Acquisition Corporation II - Class A (a)	105,918
6,231	IG Acquisition Corporation - Class A (a)	61,126
5,698	Ivanhoe Capital Acquisition Corporation - Class A (a)	56,695
21,327	Jaws Mustang Acquisition Corporation - Class A (a)	207,938
3,584	JOFF Fintech Acquisition Corporation - Class A (a)	34,944
6,951	Khosla Ventures Acquisition Company (a)	67,425
11,262	Khosla Ventures Acquisition Company III - Class A (a)	109,917
28,524	KKR Acquisition Holdings I Corporation - Class A (a)	277,824
11,841	Lazard Growth Acquisition Corporation I (a)	115,213
11,667	Liberty Media Acquisition Corporation - Class A (a)	119,937
4,823	Lionheart Acquisition Corporation II - Class A (a)	48,037
14,275	Longview Acquisition Corporation II - Class A (a)	140,466
7,189	Lux Health Tech Acquisition Corporation - Class A (a)	70,452
8,180	M3-Brigade Acquisition II Corporation - Class A (a)	81,064
4,394	Mason Industrial Technology, Inc. - Class A (a)	42,885
5,635	MDH Acquisition Corporation - Class A (a)	55,223
5,199	MedTech Acquisition Corporation - Class A (a)	51,366
8,600	Motive Capital Corporation - Class A (a)	84,624
6,575	Mudrick Capital Acquisition Corporation II - Class A (a)	65,356
8,263	Northern Star Investment Corporation II - Class A (a)	80,151
5,980	Novus Capital Corporation II - Class A (a)	59,202
2,765	Oaktree Acquisition Corporation II - Class A (a)	27,318
2,796	Omnichannel Acquisition Corporation - Class A (a)	27,820
6,733	Pathfinder Acquisition Corporation - Class A (a)	65,310
41,538	Pershing Square Tontine Holdings, Ltd. - Class A (a)	819,129
8,309	Pioneer Merger Corporation - Class A (a)	82,010
7,163	Poema Global Holdings Corporation - Class A (a)	70,770
6,055	Pontem Corporation - Class A (a)	59,339
7,174	Power & Digital Infrastructure Acquisition Corporation - Class A (a)	78,555
8,485	Primavera Capital Acquisition Corporation - Class A (a)	82,389
7,156	Queen’s Gambit Growth Capital - Class A (a)	70,844

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	SPECIAL PURPOSE ACQUISITION COMPANIES — 39.6% (Continued)
11,772	RedBall Acquisition Corporation - Class A (a)	$116,778
8,381	Ribbit LEAP, Ltd. - Class A (a)	83,894
2,997	Ross Acquisition Corporation II - Class A (a)	29,251
11,913	ScION Tech Growth I - Class A (a)	116,271
4,717	SCVX Corporation - Class A (a)	47,123
8,587	Senior Connect Acquisition Corporation I - Class A (a)	83,637
7,118	Silver Crest Acquisition Corporation - Class A (a)	69,828
3,021	SilverBox Engaged Merger Corporation I - Class A (a)	30,663
7,133	Simon Property Group Acquisition Holdings, Inc. - Class A (a)	69,475
11,882	Slam Corporation - Class A (a)	115,850
9,500	Social Capital Hedosophia Holdings Corporation IV - Class A (a)	97,090
23,711	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	241,615
3,926	Social Capital Suvretta Holdings Corp I - Class A (a)	38,985
4,017	Social Capital Suvretta Holdings Corp II - Class A (a)	39,728
5,333	Social Capital Suvretta Holdings Corp IV - Class A (a)	52,370
11,298	Spartan Acquisition Corporation III - Class A (a)	111,511
9,299	Sports Entertainment Acquisition Corporation - Class A (a)	92,246
4,218	Spring Valley Acquisition Corporation - Class A (a)	42,307
2,958	Supernova Partners Acquisition Company II, Ltd. - Class A (a)	30,438
12,027	SVF Investment Corporation - Class A (a)	120,751
4,875	SVF Investment Corporation 2 - Class A (a)	48,458
6,818	SVF Investment Corporation 3 - Class A (a)	68,180
6,692	Tailwind Acquisition Corporation - Class A (a)	65,849
2,762	Tailwind Two Acquisition Corporation - Class A (a)	27,316
3,407	TCV Acquisition Corporation - Class A (a)	33,593
3,978	TCW Special Purpose Acquisition Corporation - Class A (a)	38,825
7,278	TPG Pace Beneficial Finance Corporation - Class A (a)	71,397
10,567	Trebia Acquisition Corporation - Class A (a)	105,247
4,466	USHG Acquisition Corporation - Class A (a)	46,312
4,772	Velocity Acquisition Corporation - Class A (a)	46,408
3,525	Virgin Group Acquisition Corporation II - Class A (a)	34,792
10,156	Vy Global Growth - Class A (a)	99,630
4,309	Zanite Acquisition Corporation - Class A (a)	43,866
		11,139,266
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $11,999,848)	11,139,266

	SHORT-TERM INVESTMENTS — 0.3%
69,147	First American Government Obligations Fund - Class X, 0.03% (b)	69,147
	TOTAL SHORT-TERM INVESTMENTS (Cost $69,147)	69,147

	TOTAL INVESTMENTS — 100.1% (Cost $35,989,748)	28,118,054
	Liabilities in Excess of Other Assets (0.1)%	(20,934)
	NET ASSETS — 100.0%	$28,097,120

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Energy — 0.9%
142,694	Everfuel AS (a)	$617,813

	Industrials — 88.3% (b)
435,864	Advent Technologies Holdings, Inc. (a)	3,055,407
5,003,003	AFC Energy plc (a)	3,340,711
287,451	Ballard Power Systems, Inc. (a)	3,610,384
136,930	Bloom Energy Corporation - Class A (a)	3,002,875
734,498	Cell Impact AB (a)	2,166,050
259,912	Ceres Power Holdings plc (a)	3,508,043
87,571	Doosan Fuel Cell Company, Ltd. (a)	3,535,990
495,966	FuelCell Energy, Inc. (a)	2,579,023
77,465	Fusion Fuel Green plc - Class A (a)	641,410
389,474	Gencell, Ltd. (a)	1,326,444
330,309	Hexagon Purus ASA (a)	809,076
678,062	ITM Power plc (a)	3,618,486
129,776	McPhy Energy SA (a)	3,193,669
2,037,055	NEL ASA (a)	3,513,558
196,373	Plug Power, Inc. (a)	5,543,610
144,397	PowerCell Sweden AB (a)	2,952,102
36,773,989	Powerhouse Energy Group plc (a)	2,191,567
2,719,010	Proton Motor Power Systems plc (a)	773,377
105,820	SFC Energy AG (a)	3,417,624
99,977	S-Fuelcell Company, Ltd.	2,346,463
1,531,834	Xebec Adsorption, Inc. (a)	3,043,901
		58,169,770
	Materials — 10.1%
16,331	Air Liquide SA	2,847,409
1,297,340	Aker Clean Hydrogen AS (a)	841,521
8,628	Linde plc	2,988,998
		6,677,928
	TOTAL COMMON STOCKS (Cost $74,634,724)	65,465,511

	SHORT-TERM INVESTMENTS — 0.3%
180,933	First American Government Obligations Fund - Class X, 0.03% (c)	$180,933
	TOTAL SHORT-TERM INVESTMENTS (Cost $180,933)	180,933

	TOTAL INVESTMENTS — 99.6% (Cost $74,815,657)	65,646,444
	Other Assets in Excess of Liabilities — 0.4%	236,364
	NET ASSETS — 100.0%	$65,882,808

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 98.9%
	Consumer Staples — 4.8%
963,424	Neptune Wellness Solutions, Inc. (a)	$395,004

	Health Care — 94.1% (b)
2,105,920	Aleafia Health, Inc. (a)	225,072
10,690	ALT House Cannabis, Inc. (a)(c)(d)	0
40,180	ATAI Life Sciences NV (a)	306,573
93,016	Aurora Cannabis, Inc. (a)	504,421
168,532	Cardiol Therapeutics, Inc. - Class A (a)	310,873
267,092	cbdMD, Inc. (a)	288,459
288,876	Charlottes Web Holdings, Inc. (a)	292,730
20,748	Compass Pathways plc - ADR (a)	458,531
537,236	Corbus Pharmaceuticals Holdings, Inc. (a)	330,776
98,056	Cronos Group, Inc. (a)	386,588
261,380	Cybin, Inc. (a)	313,656
133,140	Field Trip Health, Ltd. (a)	322,534
59,416	Forian, Inc. (a)	535,932
31,332	GH Research plc (a)	730,976
242,116	Mind Medicine MindMed, Inc. (a)	334,120
1,274,500	Mydecine Innovations Group, Inc. (a)	141,258
824,600	Numinus Wellness, Inc. (a)	345,991
657,484	PharmaCielo, Ltd. (a)	510,101
320,068	Seelos Therapeutics, Inc. (a)	521,711
168,308	Skylight Health Group, Inc. (a)	220,483
2,465,000	Tetra Bio-Pharma, Inc. (a)	243,934
154,588	Zynerba Pharmaceuticals, Inc. (a)	445,213
		7,769,932
	TOTAL COMMON STOCKS (Cost $13,700,705)	8,164,936

	SHORT-TERM INVESTMENTS — 0.2%
16,079	First American Government Obligations Fund - Class X, 0.03% (e)	$16,079
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,079)	16,079

	TOTAL INVESTMENTS — 99.1% (Cost $13,716,784)	8,181,015
	Other Assets in Excess of Liabilities — 0.9%	76,689
	NET ASSETS — 100.0%	$8,257,704

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Consumer Discretionary — 45.6% (a)
12,169	Accor SA (b)	$393,709
71,638	Carnival Corporation (b)	1,441,356
2,107	Choice Hotels International, Inc.	328,671
11,567	Hilton Worldwide Holdings, Inc. (b)	1,804,336
10,062	Huazhu Group, Ltd. - ADR (b)	375,715
2,408	Hyatt Hotels Corporation - Class A (b)	230,927
9,632	InterContinental Hotels Group plc - ADR (b)	628,103
11,395	Marriott International, Inc. - Class A (b)	1,882,910
237,100	Minor International pcl (b)	204,060
16,900	Minor International pcl - Foreign Shares (b)	14,545
31,519	Norwegian Cruise Line Holdings, Ltd. (b)	653,704
7,100	Resorttrust, Inc.	115,852
17,071	Royal Caribbean Cruises, Ltd. (b)	1,312,760
154,000	Shangri-La Asia, Ltd. (b)	128,592
11,653	Whitbread plc (b)	472,711
4,386	Wyndham Hotels & Resorts, Inc.	393,205
		10,381,156
	Industrials — 45.1% (a)
22,790	Air Canada (b)	381,232
138,000	Air China, Ltd. - H-Shares (b)	96,292
23,736	Air France-KLM (b)	104,489
6,708	Alaska Air Group, Inc. (b)	349,487
731	Allegiant Travel Company (b)	136,726
37,582	American Airlines Group, Inc. (b)	674,973
11,100	ANA Holdings, Inc. (b)	231,774
222,000	China Airlines, Ltd. (b)	221,061
102,000	China Southern Airlines Company, Ltd. - H-Shares (b)	61,098
5,934	Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	106,634
860	Copa Holdings SA - Class A (b)	71,088
37,195	Delta Air Lines, Inc. (b)	1,453,580
40,936	Deutsche Lufthansa AG (b)	287,695
45,193	easyJet plc (b)	340,335
232,000	Eva Airways Corporation (b)	234,373
860	Hanjin Kal Corporation (b)	44,420
259,849	International Consolidated Airlines Group SA (b)	503,534
10,200	Japan Airlines Company, Ltd. (b)	194,513
14,620	JetBlue Airways Corporation (b)	208,189
11,911	Korean Air Lines Company, Ltd. (b)	294,080
124,442	Qantas Airways, Ltd. (b)	453,283
9,546	Ryanair Holdings plc - ADR (b)	976,842
93,400	Singapore Airlines, Ltd. (b)	345,708
2,150	SkyWest, Inc. (b)	84,495
28,595	Southwest Airlines Company (b)	1,225,010
5,848	Spirit Airlines, Inc. (b)	127,779
18,619	United Airlines Holdings, Inc. (b)	815,140
4,128	Wizz Air Holdings plc (b)	234,157
		10,257,987
	Real Estate — 8.6%
13,287	Apple Hospitality REIT, Inc.	214,585
10,492	DiamondRock Hospitality Company (b)	100,828
26,617	Host Hotels & Resorts, Inc. (b)	462,870
387	Invincible Investment Corporation	122,329
301	Japan Hotel REIT Investment Corporation	146,900
10,535	Park Hotels & Resorts, Inc. (b)	198,901
6,149	Pebblebrook Hotel Trust	137,553
7,353	RLJ Lodging Trust	102,427
2,795	Ryman Hospitality Properties, Inc. (b)	257,028
9,976	Service Properties Trust	87,689
11,223	Sunstone Hotel Investors, Inc. (b)	131,646
		1,962,756
	TOTAL COMMON STOCKS (Cost $23,121,254)	22,601,899

	PREFERRED STOCKS — 0.3%
	Industrials — 0.3%
5,074	Azul SA - ADR (b)	66,977
	TOTAL PREFERRED STOCKS (Cost $99,776)	66,977

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Schedule of Investments
December 31, 2021 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
82,904	First American Government Obligations Fund - Class X, 0.03% (c)	$82,904
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,904)	82,904

	TOTAL INVESTMENTS — 100.0% (Cost $23,303,934)	22,751,780
	Liabilities in Excess of Other Assets — (0.0)% (d)	(880)
	NET ASSETS — 100.0%	$22,750,900

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Big Data ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Industrials — 3.5%
3,548	Clarivate plc (a)	$83,449

	Information Technology — 96.2% (b)
1,320	Alteryx, Inc. - Class A (a)	79,860
1,212	Appian Corporation (a)	79,035
228	Atlassian Corporation plc - Class A (a)	86,934
2,160	Atos SE	91,843
552	Cloudflare, Inc. - Class A (a)	72,588
1,284	Confluent, Inc. - Class A (a)	97,892
1,684	Domo, Inc. - Class B (a)	83,526
1,364	Dynatrace, Inc. (a)	82,317
688	Elastic NV (a)	84,686
2,048	Fastly, Inc. - Class A (a)	72,602
1,592	GB Group plc	15,924
2,032	Informatica, Inc. - Class A (a)	75,143
2,732	JFrog, Ltd. (a)	81,140
5,372	Kingsoft Cloud Holdings, Ltd. - ADR (a)	84,609
140	MicroStrategy, Inc. - Class A (a)	76,229
168	MongoDB, Inc. (a)	88,931
836	New Relic, Inc. (a)	91,927
2,376	PagerDuty, Inc. (a)	82,566
4,464	Palantir Technologies, Inc. - Class A (a)	81,289
644	Perficient, Inc. (a)	83,263
1,748	Progress Software Corporation	84,376
240	Snowflake, Inc. - Class A (a)	81,300
776	Software AG	30,957
3,836	SolarWinds Corporation	54,433
740	Splunk, Inc. (a)	85,633
828	Sprout Social, Inc. - Class A (a)	75,091
2,012	Teradata Corporation (a)	85,450
320	Twilio, Inc. - Class A (a)	84,269
772	VMware, Inc. - Class A	89,459
		2,263,272
	TOTAL COMMON STOCKS (Cost $2,497,793)	2,346,721

	SHORT-TERM INVESTMENTS — 0.3%
7,128	First American Government Obligations Fund - Class X, 0.03% (c)	$7,128
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,128)	7,128

	TOTAL INVESTMENTS — 100.0% (Cost $2,504,921)	2,353,849
	Liabilities in Excess of Other Assets — (0.0)% (d)	(917)
	NET ASSETS — 100.0%	$2,352,932

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Schedule of Investments
December 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Communication Services — 0.7%
163,719	Atari SA (a)	$70,470

	Consumer Discretionary — 17.4%
15,910	DraftKings, Inc. - Class A (a)	437,048
6,732	eBay, Inc.	447,678
15,734	Funko, Inc. - Class A (a)	295,799
12,717	PLBY Group, Inc. (a)	338,781
85,662	Vinco Ventures, Inc. (a)	203,875
		1,723,181
	Financials — 22.8%
2,602	Bitcoin Group SE (a)	120,432
1,698	Coinbase Global, Inc. - Class A (a)	428,524
117,084	DeFi Technologies, Inc. (a)	279,930
23,243	EQONEX, Ltd. (a)	43,464
42,583	Mogo, Inc. (a)	145,298
20,944	Robinhood Markets, Inc. - Class A (a)	371,965
17,200	SBI Holdings, Inc.	468,256
2,748	Silvergate Capital Corporation - Class A (a)	407,254
		2,265,123
	Industrials — 1.3%
157,552	SOS, Ltd. - ADR (a)	129,539

	Information Technology — 57.2% (b)
3,973,342	Arcane Crypto AB (a)	71,797
277,566	Argo Blockchain plc (a)	367,677
23,548	Banxa Holdings, Inc. (a)	56,300
154,486	BIGG Digital Assets, Inc. (a)	127,194
25,576	BIT Mining, Ltd. - ADR (a)	157,037
71,980	Bitfarms, Ltd. (a)	363,561
2,489	Block, Inc. (a)	401,998
59,968	Canaan, Inc. - ADR (a)	308,835
23,923	Cleanspark, Inc. (a)	227,747
2,826	Cloudflare, Inc. - Class A (a)	371,619
11,989	Digihost Technology, Inc. (a)	56,663
113,572	DMG Blockchain Solutions, Inc. (a)	71,030
22,275	Ether Capital Corporation (a)	78,826
144,321	Hive Blockchain Technologies, Ltd. (a)	378,184
48,389	Hut 8 Mining Corporation (a)	380,400
29,249	Iris Energy, Ltd. (a)	472,956
10,839	Marathon Digital Holdings, Inc. (a)	356,170
34,551	Mawson Infrastructure Group, Inc. (a)	229,073
4,124	Northern Data AG (a)	361,117
15,759	Riot Blockchain, Inc. (a)	351,899
34,567	Voyager Digital, Ltd. (a)	432,105
56,436	WISeKey International Holding, Ltd. (a)	$46,826
		5,669,014
	TOTAL COMMON STOCKS (Cost $11,304,002)	9,857,327

	SHORT-TERM INVESTMENTS — 0.6%
58,394	First American Government Obligations Fund - Class X, 0.03% (c)	58,394
	TOTAL SHORT-TERM INVESTMENTS (Cost $58,394)	58,394

	TOTAL INVESTMENTS — 100.0% (Cost $11,362,396)	9,915,721
	Liabilities in Excess of Other Assets — (0.0)% (d)	(4,094)
	NET ASSETS — 100.0%	$9,911,627

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of December 31, 2021.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2021

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF
ASSETS
Investments in securities, at value * + (Note 2)	$205,230,344	$1,515,805,536	$28,118,054	$65,646,444
Foreign currency, at value*	—	—	—	18,042
Reclaims receivable	43,332	216,015	—	3,191
Dividends and interest receivable	8,865	1,240,109	1,488	6,895
Securities lending income receivable	6,277	25,457	—	—
Transaction fees receivable	12	—	—	—
Receivable for securities sold	—	—	2,460,750	302,052
Receivable for capital shares sold	—	270	—	—
Total assets	205,288,830	1,517,287,387	30,580,292	65,976,624

LIABILITIES
Collateral received for securities loaned (Note 4)	26,811,367	133,207,282	—	—
Management fees payable	59,092	345,461	12,657	17,250
Payable for securities purchased	—	—	880,013	76,566
Payable for capital shares redeemed	—	—	1,590,502	—
Total liabilities	26,870,459	133,552,743	2,483,172	93,816

NET ASSETS	$178,418,371	$1,383,734,644	$28,097,120	$65,882,808

Net Assets Consist of:
Paid-in capital	$148,723,847	$1,132,016,935	$46,187,293	$82,960,150
Total distributable earnings (accumulated deficit)	29,694,524	251,717,709	(18,090,173)	(17,077,342)
Net assets	$178,418,371	$1,383,734,644	$28,097,120	$65,882,808

Net Asset Value:
Net assets	$178,418,371	$1,383,734,644	$28,097,120	$65,882,808
Shares outstanding ^	3,200,000	33,200,000	1,325,000	3,450,000
Net asset value, offering and redemption price per share	$55.76	$41.68	$21.21	$19.10

* Identified cost:
Investments in securities	$174,789,162	$1,251,590,033	$35,989,748	$74,815,657
Foreign currency	—	—	—	17,868
+ Includes loaned securities with a value of	$25,853,031	$128,825,716	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2021 (Continued)

	Defiance Next Gen Altered Experience ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen Big Data ETF	Defiance Digital Revolution ETF
ASSETS
Investments in securities, at value * + (Note 2)	$8,181,015	$22,751,780	$2,353,849	$9,915,721
Foreign currency, at value*	—	5,523	—	—
Reclaims receivable	—	32	—	—
Dividends and interest receivable	—	774	—	1
Securities lending income receivable	—	—	—	—
Transaction fees receivable	—	163	—	—
Receivable for securities sold	82,329	—	—	—
Receivable for capital shares sold	—	—	—	—
Total assets	8,263,344	22,758,272	2,353,849	9,915,722

LIABILITIES
Collateral received for securities loaned (Note 4)	—	—	—	—
Management fees payable	5,640	7,372	917	4,095
Payable for securities purchased	—	—	—	—
Payable for capital shares redeemed	—	—	—	—
Total liabilities	5,640	7,372	917	4,095

NET ASSETS	$8,257,704	$22,750,900	$2,352,932	$9,911,627

Net Assets Consist of:
Paid-in capital	$15,582,978	$23,636,411	$2,482,000	$11,777,934
Total distributable earnings (accumulated deficit)	(7,325,274)	(885,511)	(129,068)	(1,866,307)
Net assets	$8,257,704	$22,750,900	$2,352,932	$9,911,627

Net Asset Value:
Net assets	$8,257,704	$22,750,900	$2,352,932	$9,911,627
Shares outstanding ^	700,000	1,075,000	100,000	540,000
Net asset value, offering and redemption price per share	$11.80	$21.16	$23.53	$18.35

* Identified cost:
Investments in securities	$13,716,784	$23,303,934	$2,504,921	$11,362,396
Foreign currency	—	5,488	—	—
+ Includes loaned securities with a value of	$—	$—	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2021

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF (1)
INCOME
Dividends*	$1,153,278	$19,104,061	$43,687	$50,603
Securities lending income, net (Note 4)	19,022	292,817	—	—
Interest	184	1,016	54	40
Total investment income	1,172,484	19,397,894	43,741	50,643

EXPENSES
Management fees	463,873	3,664,995	253,409	99,173
Miscellaneous expense	—	—	—	—
Net expenses	463,873	3,664,995	253,409	99,173
Net investment income (loss)	708,611	15,732,899	(209,668)	(48,530)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	10,881,724	125,188,763	(10,865,909)	(7,921,474)
Foreign currency	(35,164)	(340)	—	(53,662)
Change in unrealized appreciation (depreciation) on:
Investments	19,162,359	129,985,117	(11,731,293)	(9,169,213)
Foreign currency	(1,169)	2,389	—	10
Net realized and unrealized gain (loss) on investments	30,007,750	255,175,929	(22,597,202)	(17,144,339)
Net increase (decrease) in net assets resulting from operations	$30,716,361	$270,908,828	$(22,806,870)	$(17,192,869)

* Net of foreign withholding taxes	$99,637	$538,647	$498	$5,390

(1)	The Fund commenced operations on March 9, 2021. The information presented is for the period from March 9, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2021 (Continued)

	Defiance Next Gen Altered Experience ETF (2)	Defiance Hotel, Airline, and Cruise ETF (3)	Defiance Next Gen Big Data ETF (4)	Defiance Digital Revolution ETF (5)
INCOME
Dividends*	$—	$5,627	$9,956	$—
Securities lending income, net (Note 4)	—	—	—	—
Interest	4	6	3	1
Total investment income	4	5,633	9,959	1

EXPENSES
Management fees	36,850	32,664	5,543	4,095
Miscellaneous expense	245	—	—	—
Net expenses	37,095	32,664	5,543	4,095
Net investment income (loss)	(37,091)	(27,031)	4,416	(4,094)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,481,550)	(533,893)	29,478	(415,289)
Foreign currency	(7,882)	(5,069)	(250)	(249)
Change in unrealized appreciation (depreciation) on:
Investments	(5,535,769)	(552,154)	(151,072)	(1,446,675)
Foreign currency	391	33	—	—
Net realized and unrealized gain (loss) on investments	(7,024,810)	(1,091,083)	(121,844)	(1,862,213)
Net increase (decrease) in net assets resulting from operations	$(7,061,901)	$(1,118,114)	$(117,428)	$(1,866,307)

* Net of foreign withholding taxes	$—	$129	$—	$—

(2)	The Fund commenced operations on May 27, 2021. The information presented is for the period from May 27, 2021 to December 31, 2021.
(3)	The Fund commenced operations on June 3, 2021. The information presented is for the period from June 3, 2021 to December 31, 2021.
(4)	The Fund commenced operations on July 13, 2021. The information presented is for the period from July 13, 2021 to December 31, 2021.
(5)	The Fund commenced operations on December 1, 2021. The information presented is for the period from December 1, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$708,611	$229,549
Net realized gain (loss) on investments	10,846,560	4,444,925
Change in unrealized appreciation (depreciation) on investments	19,161,190	9,097,521
Net increase (decrease) in net assets resulting from operations	30,716,361	13,771,995

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(690,361)	(221,124)
Total distributions to shareholders	(690,361)	(221,124)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	117,576,090	33,659,285
Payments for shares redeemed	(25,162,790)	(11,832,470)
Transaction fees (Note 7)	38,397	4,983
Net increase (decrease) in net assets derived from capital share transactions (a)	92,451,697	21,831,798
Net increase (decrease) in net assets	$122,477,697	$35,382,669

NET ASSETS
Beginning of year	$55,940,674	$20,558,005
End of year	$178,418,371	$55,940,674

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	2,350,000	950,000
Shares redeemed	(500,000)	(300,000)
Net increase (decrease)	1,850,000	650,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$15,732,899	$5,446,296
Net realized gain (loss) on investments and foreign currency	125,188,423	4,957,822
Change in unrealized appreciation (depreciation) on investments and foreign currency	129,987,506	131,041,762
Net increase (decrease) in net assets resulting from operations	270,908,828	141,445,880

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(15,735,900)	(5,446,296)
Tax return of capital to shareholders	(525,022)	(407,082)
Total distributions to shareholders	(16,260,922)	(5,853,378)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	561,836,190	615,223,530
Payments for shares redeemed	(323,041,080)	(22,985,155)
Transaction fees (Note 7)	—	193
Net increase (decrease) in net assets derived from capital share transactions (a)	238,795,110	592,238,568
Net increase (decrease) in net assets	$493,443,016	$727,831,070

NET ASSETS
Beginning of year	$890,291,628	$162,460,558
End of year	$1,383,734,644	$890,291,628

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	15,150,000	21,050,000
Shares redeemed	(8,450,000)	(750,000)
Net increase (decrease)	6,700,000	20,300,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Period Ended December 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$(209,668)	$(10,642)
Net realized gain (loss) on investments and foreign currency	(10,865,909)	(1,783,336)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(11,731,293)	3,859,599
Net increase (decrease) in net assets resulting from operations	(22,806,870)	2,065,621

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(448,838)	—
Total distributions to shareholders	(448,838)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	95,397,415	51,598,750
Payments for shares redeemed	(94,792,882)	(2,917,278)
Transaction fees (Note 7)	1,149	53
Net increase (decrease) in net assets derived from capital share transactions (a)	605,682	48,681,525
Net increase (decrease) in net assets	$(22,650,026)	$50,747,146

NET ASSETS
Beginning of year/period	$50,747,146	$—
End of year/period	$28,097,120	$50,747,146

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,300,000	1,900,000
Shares redeemed	(3,750,000)	(125,000)
Net increase (decrease)	(450,000)	1,775,000

(1)	The Fund commenced operations on September 30, 2020. The information shown is for the period from September 30, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(48,530)
Net realized gain (loss) on investments	(7,975,136)
Change in unrealized appreciation (depreciation) on investments	(9,169,203)
Net increase (decrease) in net assets resulting from operations	(17,192,869)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—
Tax return of capital to shareholders	(6,902)
Total distributions to shareholders	(6,902)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	83,719,170
Payments for shares redeemed	(654,260)
Transaction fees (Note 7)	17,669
Net increase (decrease) in net assets derived from capital share transactions (a)	83,082,579
Net increase (decrease) in net assets	$65,882,808

NET ASSETS
Beginning of period	$—
End of period	$65,882,808

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	3,475,000
Shares redeemed	(25,000)
Net increase (decrease)	3,450,000

(1)	The Fund commenced operations on March 9, 2021. The information shown is for the period from March 9, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(37,091)
Net realized gain (loss) on investments	(1,489,432)
Change in unrealized appreciation (depreciation) on investments	(5,535,378)
Net increase (decrease) in net assets resulting from operations	(7,061,901)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(233,167)
Total distributions to shareholders	(233,167)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,811,130
Payments for shares redeemed	(1,293,245)
Transaction fees (Note 7)	34,887
Net increase (decrease) in net assets derived from capital share transactions (a)	15,552,772
Net increase (decrease) in net assets	$8,257,704

NET ASSETS
Beginning of period	$—
End of period	$8,257,704

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	750,000
Shares redeemed	(50,000)
Net increase (decrease)	700,000

(1)	The Fund commenced operations on May 27, 2021. The information shown is for the period from May 27, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(27,031)
Net realized gain (loss) on investments	(538,962)
Change in unrealized appreciation (depreciation) on investments	(552,121)
Net increase (decrease) in net assets resulting from operations	(1,118,114)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	25,848,695
Payments for shares redeemed	(1,981,580)
Transaction fees (Note 7)	1,899
Net increase (decrease) in net assets derived from capital share transactions (a)	23,869,014
Net increase (decrease) in net assets	$22,750,900

NET ASSETS
Beginning of period	$—
End of period	$22,750,900

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	1,175,000
Shares redeemed	(100,000)
Net increase (decrease)	1,075,000

(1)	The Fund commenced operations on June 3, 2021. The information shown is for the period from June 3, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Big Data ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$4,416
Net realized gain (loss) on investments	29,228
Change in unrealized appreciation (depreciation) on investments	(151,072)
Net increase (decrease) in net assets resulting from operations	(117,428)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(11,640)
Total distributions to shareholders	(11,640)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,482,000
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	2,482,000
Net increase (decrease) in net assets	$2,352,932

NET ASSETS
Beginning of period	$—
End of period	$2,352,932

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	100,000
Shares redeemed	—
Net increase (decrease)	100,000

(1)	The Fund commenced operations on July 13, 2021. The information shown is for the period from July 13, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021 (1)
OPERATIONS
Net investment income (loss)	$(4,094)
Net realized gain (loss) on investments	(415,538)
Change in unrealized appreciation (depreciation) on investments	(1,446,675)
Net increase (decrease) in net assets resulting from operations	(1,866,307)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,777,934
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	11,777,934
Net increase (decrease) in net assets	$9,911,627

NET ASSETS
Beginning of period	$—
End of period	$9,911,627

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	540,000
Shares redeemed	—
Net increase (decrease)	540,000

*	The Fund commenced operations on December 1, 2021. The information shown is for the period from December 1, 2021 to December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31,				Period Ended December 31,
	2021	2020	2019		2018 (1)
Net asset value, beginning of year/period	$41.44	$29.37	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.31	0.22	0.22		0.05
Net realized and unrealized gain (loss) on investments (3)	14.26	12.06	9.36		(5.05)
Total from investment operations	14.57	12.28	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.24)	(0.19)	(0.18)		(0.03)
From realized gains	(0.03)	(0.02)	—		—
Tax return of capital to shareholders	—	—	—		(0.01)
Total distributions to shareholders	(0.27)	(0.21)	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.02	0.00 (4)	0.01		0.00	(4)

Net asset value, end of year/period	$55.76	$41.44	$29.37		$19.96

Total return	35.27%	42.01%	48.20%		-20.01	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$178,418	$55,941	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40%	0.40%	0.40	%(6)	0.65	%(7)
Net investment income (loss) to average net assets	0.61%	0.71%	0.87%		0.70	%(7)
Portfolio turnover rate (8)	35%	40%	45%		22	%(5)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the year/period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%.
(7)	Annualized
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31,		Period Ended December 31,
	2021	2020	2019 (1)
Net asset value, beginning of year/period	$33.60	$26.20	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.48	0.38	0.25
Net realized and unrealized gain (loss) on investments (3)	8.09	7.35	1.15
Total from investment operations	8.57	7.73	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.47)	(0.31)	(0.20)
Tax return of capital to shareholders	(0.02)	(0.02)	—
Total distributions to shareholders	(0.49)	(0.33)	(0.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—	0.00 (4)	—

Net asset value, end of year/period	$41.68	$33.60	$26.20

Total return	25.63%	29.77%	5.64	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$1,383,735	$890,292	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30%	0.30%	0.30	%(6)
Net investment income (loss) to average net assets	1.29%	1.35%	1.22	%(6)
Portfolio turnover rate (7)	24%	28%	54	%(5)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen SPAC Derived ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended December 31, 2021	Period Ended December 31, 2020 (1)
Net asset value, beginning of year/period	$28.59	$25.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments (3)	(6.97)	3.36
Total from investment operations	(7.06)	3.35

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)	—
From realized gains	(0.05)	—
Total distributions to shareholders	(0.32)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00 (4)	0.00	(4)

Net asset value, end of year/period	$21.21	$28.59

Total return	-24.72%	13.29	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$28,097	$50,747

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	-0.37%	-0.16	%(6)
Portfolio turnover rate (7)	149%	64	%(5)

(1)	Commencement of operations on September 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen H2 ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(8.04)
Total from investment operations	(8.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Tax return of capital to shareholders	(0.00	)(4)
Total distributions to shareholders	(0.00	)(4)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.01

Net asset value, end of period	$19.10

Total return	-29.68	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$65,883

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(6)
Net investment income (loss) to average net assets	-0.15	%(6)
Portfolio turnover rate (7)	69	%(5)

(1)	Commencement of operations on March 9, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Altered Experience ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$25.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.08)
Net realized and unrealized gain (loss) on investments (3)	(13.38)
Total from investment operations	(13.46)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.33)
Total distributions to shareholders	(0.33)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.08

Net asset value, end of period	$11.80

Total return	-52.43	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$8,258

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(5)
Net investment income (loss) to average net assets	-0.75	%(5)
Portfolio turnover rate (6)	58	%(4)

(1)	Commencement of operations on May 27, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Hotel, Airline, and Cruise ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$24.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.05)
Net realized and unrealized gain (loss) on investments (3)	(3.15)
Total from investment operations	(3.20)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(4)

Net asset value, end of period	$21.16

Total return	-13.12	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$22,751

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)
Net investment income (loss) to average net assets	-0.37	%(6)
Portfolio turnover rate (7)	26	%(5)

(1)	Commencement of operations on June 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Big Data ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$24.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.04
Net realized and unrealized gain (loss) on investments (3)	(1.22)
Total from investment operations	(1.18)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.04)
From realized gains	(0.07)
Total distributions to shareholders	(0.11)

Net asset value, end of period	$23.53

Total return	-4.74	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,353

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(5)
Net investment income (loss) to average net assets	0.36	%(5)
Portfolio turnover rate (6)	36	%(4)

(1)	Commencement of operations on July 13, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Digital Revolution ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2021 (1)
Net asset value, beginning of period	$24.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)
Net realized and unrealized gain (loss) on investments (3)	(5.77)
Total from investment operations	(5.78)

Net asset value, end of period	$18.35

Total return	-23.93	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$9,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(5)
Net investment income (loss) to average net assets	-0.65	%(5)
Portfolio turnover rate (6)	17	%(4)

(1)	Commencement of operations on December 1, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

December 31, 2021

NOTE 1 – ORGANIZATION

Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, Defiance Next Gen SPAC Derived ETF, Defiance Next Gen H2 ETF, Defiance Next Gen Altered Experience ETF, Defiance Hotel, Airline, and Cruise ETF, Defiance Next Gen Big Data ETF and Defiance Digital Revolution ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return performance, before fees and expenses, of the BlueStar 5G Communications Index™. The investment objective of Defiance Next Gen SPAC Derived ETF is to track the total return performance, before fees and expenses, of the Indxx SPAC & NextGen IPO Index. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Next Gen Altered Experience ETF is to track the total return performance, before fees and expenses, of the BITA Medical Psychedelics, Cannabis, and Ketamine Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Next Gen Big Data ETF is to track the total return performance, before fees and expenses, of the BlueStar Big Data & Analytics Index. The investment objective of Defiance Digital Revolution ETF is to track the total return performance, before fees and expenses, of the BITA NFT and Blockchain Select Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Quantum ETF	September 4, 2018
Defiance Next Gen Connectivity ETF	March 4, 2019
Defiance Next Gen SPAC Derived ETF	September 30, 2020
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Next Gen Altered Experience ETF	May 27, 2021
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Next Gen Big Data ETF	July 13, 2021
Defiance Digital Revolution ETF	December 1, 2021

The end of the reporting period for the Funds is December 31, 2021, and the period covered by these Notes to Financial Statements is the period from January 1, 2021 through December 31, 2021 for Defiance Quantum ETF, Defiance Next Gen Connectivity ETF, and Defiance Next Gen SPAC Derived ETF, the period from March 9, 2021 through December 31, 2021 for Defiance Next Gen H2 ETF, the period from May 27, 2021 through December 31, 2021 for Defiance Next Gen Altered Experience ETF, the period from June 3, 2021 through December 31, 2021 for Defiance Hotel, Airline, and Cruise ETF, the period from July 13, 2021 through December 31, 2021 for Defiance Next Gen Big Data ETF and the period from December 1, 2021 through December 31, 2021 for Defiance Digital Revolution ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, special purchase acquisition companies (“SPAC”) and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$177,836,093	$—	$—	$177,836,093
Short-Term Investments	582,884	—	—	582,884
Investments Purchased with Proceeds from Securities Lending	—	26,811,367	—	26,811,367
Total Investments in Securities, at value	$178,418,977	$26,811,367	$—	$205,230,344

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,373,044,010	$—	$—	$1,373,044,010
Short-Term Investments	9,554,244	—	—	9,554,244
Investments Purchased with Proceeds from Securities Lending	—	133,207,282	—	133,207,282
Total Investments in Securities, at value	$1,382,598,254	$133,207,282	$—	$1,515,805,536

Defiance Next Gen SPAC Derived ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,909,641	$—	$—	$16,909,641
Special Purpose Acquisition Companies	11,139,266	—	—	11,139,266
Short-Term Investments	69,147	—	—	69,147
Total Investments in Securities, at value	$28,118,054	$—	$—	$28,118,054

Defiance Next Gen H2 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$65,465,511	$—	$—	$65,465,511
Short-Term Investments	180,933	—	—	180,933
Total Investments in Securities, at value	$65,646,444	$—	$—	$65,646,444

Defiance Next Gen Altered Experience ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$8,164,936	$—	0	(1)	$8,164,936
Short-Term Investments	16,079	—	—		16,079
Total Investments in Securities, at value	$8,181,015	$—	$0	(1)	$8,181,015

Defiance Hotel, Airline, and Cruise ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,601,899	$—	$—	$22,601,899
Preferred Stocks	66,977	—	—	66,977
Short-Term Investments	82,904	—	—	82,904
Total Investments in Securities, at value	$22,751,780	$—	$—	$22,751,780

Defiance Next Gen Big Data ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,346,721	$—	$—	$2,346,721
Short-Term Investments	7,128	—	—	7,128
Total Investments in Securities, at value	$2,353,849	$—	$—	$2,353,849

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

Defiance Digital Revolution ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,857,327	$—	$—	$9,857,327
Short-Term Investments	58,394	—	—	58,394
Total Investments in Securities, at value	$9,915,721	$—	$—	$9,915,721

^	See Schedule of Investments for breakout of investments by sector classification.
(1)	Represents less than $0.50.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and net operating losses. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(11,542,209)	$11,542,209
Defiance Next Gen Connectivity ETF	(127,978,138)	127,978,138
Defiance Next Gen SPAC Derived ETF	3,074,595	(3,074,595)
Defiance Next Gen H2 ETF	115,527	(115,527)
Defiance Next Gen Altered Experience ETF	(30,206)	30,206
Defiance Hotel, Airline, and Cruise ETF	232,603	(232,603)
Defiance Next Gen Big Data ETF	—	—
Defiance Digital Revolution ETF	—	—

During the fiscal period ended December 31, 2021, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$11,542,209
Defiance Next Gen Connectivity ETF	127,978,138
Defiance Next Gen SPAC Derived ETF	(3,074,595)
Defiance Next Gen H2 ETF	15,562
Defiance Next Gen Altered Experience ETF	30,213
Defiance Hotel, Airline, and Cruise ETF	(204,063)
Defiance Next Gen Big Data ETF	—
Defiance Digital Revolution ETF	—

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The Funds pay the Adviser the following annual rate based on each Fund’s average daily net assets:

Defiance Quantum ETF	0.40%
Defiance Next Gen Connectivity ETF	0.30%
Defiance Next Gen SPAC Derived ETF	0.45%
Defiance Next Gen H2 ETF	0.30%
Defiance Next Gen Altered Experience ETF	0.75%
Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Next Gen Big Data ETF	0.45%
Defiance Digital Revolution ETF	0.65%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for Defiance Quantum ETF and Defiance Next Gen Connectivity ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$25,853,031	$26,811,367
Defiance Next Gen Connectivity ETF	128,825,716	133,207,282

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Defiance Quantum ETF	$19,022
Defiance Next Gen Connectivity ETF	292,817

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$46,750,913	$40,433,022
Defiance Next Gen Connectivity ETF	290,898,901	290,206,463
Defiance Next Gen SPAC Derived ETF	80,380,862	80,726,797
Defiance Next Gen H2 ETF	44,740,279	30,237,264
Defiance Next Gen Altered Experience ETF	5,293,970	4,755,585
Defiance Hotel, Airline, and Cruise ETF	3,944,464	3,558,449
Defiance Next Gen Big Data ETF	930,389	932,175
Defiance Digital Revolution ETF	1,663,186	1,704,435

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$109,784,687	$23,964,461
Defiance Next Gen Connectivity ETF	549,441,079	318,111,979
Defiance Next Gen SPAC Derived ETF	94,833,274	94,389,156
Defiance Next Gen H2 ETF	68,600,149	575,862
Defiance Next Gen Altered Experience ETF	15,929,513	1,292,055
Defiance Hotel, Airline, and Cruise ETF	25,281,524	1,910,775
Defiance Next Gen Big Data ETF	2,478,978	—
Defiance Digital Revolution ETF	11,758,882	—

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2021 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen SPAC Derived ETF	Defiance Next Gen H2 ETF
Tax cost of investments	$175,582,525	$1,259,867,636	$37,270,542	$78,002,164
Gross tax unrealized appreciation	$36,279,690	$319,289,633	$1,407,706	$1,643,986
Gross tax unrealized depreciation	(6,632,858)	(63,349,344)	(10,560,194)	(13,999,696)
Net tax unrealized appreciation (depreciation)	29,646,832	255,940,289	(9,152,488)	(12,355,710)
Undistributed ordinary income	72,198	—	265,176	—
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(24,506)	(4,222,580)	(9,202,861)	(4,721,632)
Distributable earnings (accumulated deficit)	$29,694,524	$251,717,709	$(18,090,173)	$(17,077,342)

	Defiance Next Gen Altered Experience ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen Big Data ETF	Defiance Digital Revolution ETF
Tax cost of investments	$14,388,663	$23,577,029	$2,513,350	$11,782,676
Gross tax unrealized appreciation	$74,725	$1,070,009	$185,802	$54,268
Gross tax unrealized depreciation	(6,281,981)	(1,895,225)	(345,303)	(1,921,223)
Net tax unrealized appreciation (depreciation)	(6,207,256)	(825,216)	(159,501)	(1,866,955)
Undistributed ordinary income	—	—	30,433	648
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(1,118,018)	(60,295)	—	—
Distributable earnings (accumulated deficit)	$(7,325,274)	$(885,511)	$(129,068)	$(1,866,307)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized gains on investments in passive foreign investment companies.

For the fiscal year/period ended December 31, 2021, the Funds had no post-October capital losses and the following late-year ordinary losses:

Late-Year Losses
Defiance Quantum ETF	$—
Defiance Next Gen Connectivity ETF	—
Defiance Next Gen SPAC Derived ETF	—
Defiance Next Gen H2 ETF	—
Defiance Next Gen Altered Experience ETF	159,352
Defiance Hotel, Airline, and Cruise ETF	2,869
Defiance Next Gen Big Data ETF	—
Defiance Digital Revolution ETF	—

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

As of December 31, 2021, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$24,506	$—
Defiance Next Gen Connectivity ETF	3,919,160	303,420
Defiance Next Gen SPAC Derived ETF	9,031,753	171,108
Defiance Next Gen H2 ETF	4,721,632	—
Defiance Next Gen Altered Experience ETF	958,666	—
Defiance Hotel, Airline, and Cruise ETF	57,426	—
Defiance Next Gen Big Data ETF	—	—
Defiance Digital Revolution ETF	—	—

During the current fiscal year, Defiance Next Gen Connectivity ETF utilized $733,336 of long-term capital loss carryforward that was available as of December 31, 2020.

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Quantum ETF	$590,541	$99,820	$—
Defiance Next Gen Connectivity ETF	15,735,900	—	525,022
Defiance Next Gen SPAC Derived ETF	448,838	—	—
Defiance Next Gen H2 ETF	—	—	6,902
Defiance Next Gen Altered Experience ETF	233,167	—	—
Defiance Hotel, Airline, and Cruise ETF	—	—	—
Defiance Next Gen Big Data ETF	11,640	—	—
Defiance Digital Revolution ETF	—	—	—

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2020, were as follows:

	Ordinary Income	Return of Capital
Defiance Quantum ETF	$221,124	$—
Defiance Next Gen Connectivity ETF	5,446,296	407,082
Defiance Next Gen SPAC Derived ETF	—	—
Defiance Next Gen H2 ETF	N/A	N/A
Defiance Next Gen Altered Experience ETF	N/A	N/A
Defiance Hotel, Airline, and Cruise ETF	N/A	N/A
Defiance Next Gen Big Data ETF	N/A	N/A
Defiance Digital Revolution ETF	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of shares, called “Creation Units.” The Funds generally issue Creation Units in blocks of 50,000 shares, except for Defiance Next Gen Altered Experience ETF, Defiance Hotel, Airline, and Cruise ETF, and Defiance Next Gen Big Data ETF that generally issues Creation Units in blocks of 25,000 shares and Defiance Digital Revolution ETF that generally issue Creation Units in blocks of 10,000 shares.

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian, except for Defiance Next Gen Altered Experience ETF and Defiance Next Gen Big Data ETF whose standard fixed transaction fee is $250. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

5G Investment Risk. (Defiance Next Gen Connectivity ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

Associated Risks of SPAC-Derived Companies. (Defiance Next Gen SPAC Derived ETF) The Fund invests in companies that are derived from a SPAC. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock.

Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.

Concentration in Medical Cannabis Companies Risk. (Defiance Next Gen Altered Experience ETF) The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the cultivation, production, manufacture, management, transportation, storage and disposal of cannabis, as well as those relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future or they may not be permitted under federal law, in which case such company may not be in a position to carry on its operations in its current locations or may be subject to administrative, civil, or criminal enforcement action brought by regulatory, law enforcement, or governmental authorities. Additionally, controlled substance legislation differs between countries, and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to develop, produce, or sell their products. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for sales and services, and set limitations on cannabis use, production, processing, transportation, sale, marketing, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell, or research cannabis-based products. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various

Defiance ETFs

Notes to Financial Statements
December 31, 2021 (Continued)

risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.

Concentration in Big Data Companies Risk. (Defiance Next Gen Big Data ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Fund invests primarily in the equity securities of Big Data Companies and, as such, is particularly sensitive to the risks associated with those types of companies. These risks include, but are not limited to, small or limited markets for such products or services, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Big Data Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Big Data Companies may rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Concentration in Digital Revolution Companies Risk. (Defiance Digital Revolution ETF) The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Digital Revolution Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, Digital Revolution Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Defiance ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Quantum ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021, 2020, and 2019 and for the period from September 4, 2018 (commencement of operations) through December 31, 2018
Defiance Next Gen Connectivity ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021 and 2020 and for the period from March 4, 2019 (commencement of operations) through December 31, 2019
Defiance Next Gen SPAC Derived ETF	For the year ended December 31, 2021	For the year ended December 31, 2021 and for the period from September 30, 2020 (commencement of operations) through December 31, 2020
Defiance Next Gen H2 ETF	For the period from March 9, 2021 (commencement of operations) through December 31, 2021
Defiance Next Gen Altered Experience ETF	For the period from May 27, 2021 (commencement of operations) through December 31, 2021
Defiance Hotel, Airline, and Cruise ETF	For the period from June 3, 2021 (commencement of operations) through December 31, 2021
Defiance Next Gen Big Data ETF	For the period from July 13, 2021 (commencement of operations) through December 31, 2021
Defiance Digital Revolution ETF	For the period from December 1, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Defiance ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
March 1, 2022

Defiance ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	60	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Manager Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	60	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	60	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	60	None

Defiance ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021

Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017)

Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.defianceetfs.com.

Defiance ETFs

Expense Examples

For the Six-Months Ended December 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance Quantum ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 1,123.50	$2.14
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.19	$2.04

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period (2)
Actual	$1,000.00	$ 1,104.70	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.69	$1.53

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen SPAC Derived ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period (3)
Actual	$1,000.00	$ 815.70	$2.06
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.94	$2.29

(3)

The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Expense Examples
For the Six-Months Ended December 31, 2021 (Unaudited) (Continued)

Defiance Next Gen H2 ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 787.60	$1.35
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.69	$1.53

(4)

The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Altered Experience ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period(5)
Actual	$1,000.00	$ 487.60	$2.81
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.82

(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Hotel, Airline, and Cruise ETF

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period(6)
Actual	$1,000.00	$ 936.10	$2.20
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.94	$2.29

(6)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Big Data ETF

	Beginning Account Value July 13, 2021(7)	Ending Account Value December 31, 2021	Expenses Paid During the Period
Actual	$1,000.00	$ 952.60	$2.06(8)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.94	$2.29(9)

(7)	Fund commencement.
(8)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 171/365, to reflect the period.

(9)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.45%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Digital Revolution ETF

	Beginning Account Value December 1, 2021(10)	Ending Account Value December 31, 2021	Expenses Paid During the Period
Actual	$1,000.00	$ 760.70	$0.47(11)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.93	$3.31(12)

(10)	Fund commencement.
(11)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by 30/365, to reflect the period.

(12)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance Next Gen Big Data ETF
Defiance Digital Revolution ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Next Gen Big Data ETF and Defiance Digital Revolution ETF (each, a “Fund” and together, the “Funds”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Funds, and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Funds; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale might be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the applicable Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Funds.

Additionally, representatives from the Adviser and Sub-Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s personnel and operations. The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to each Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Funds, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable requirements, and monitoring the extent to which each Fund achieves its investment objective as a passively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that each Fund had not yet commenced operations and concluded that the performance of each Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that each Fund is designed to track the performance of an index. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including its oversight of the Sub-Adviser’s day-to-day management of each Fund in seeking to track the index as closely as possible.

Defiance Next Gen Big Data ETF
Defiance Digital Revolution ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group (each defined below) as follows:

Defiance Next Gen Big Data ETF: The Board noted that the expense ratio for the Fund was lower than the median of the universe of Technology ETFs as reported by Morningstar (the “Category Peer Group”). The Board further noted that the Fund’s proposed expense ratio was significantly lower than the expense ratio for the Fund’s sole competitor identified by the Adviser that is focused on artificial intelligence technology.

Defiance Digital Revolution ETF: The Board noted that the expense ratio for the Fund was slightly higher than the median of the universe of Miscellaneous ETFs as reported by Morningstar (the “Category Peer Group”). The Board also noted that due to the wide spectrum of strategies reflected in the Category Peer Group, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s proposed expense ratio was lower than the expense ratio for the Fund’s sole competitor identified by the Adviser that is focused on blockchain technology.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b 1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of each Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared the respective Fund shareholders in the initial period of such Fund’s operations, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio

Defiance Next Gen Big Data ETF
Defiance Digital Revolution ETF

Approval of Advisory Agreements and Board Considerations

(Unaudited) (Continued)

management, compliance, and operations given the number of funds for which it would be providing sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that each Fund is designed to track the performance of an index. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Sub-Adviser’s services, including whether each Fund’s performance exhibited significant tracking error.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for each Fund, and consequently, the Sub-Adviser would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders Consequently, the Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with such Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the fiscal year/period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen SPAC Derived ETF	0.54%
Defiance Next Gen H2 ETF	0.00%
Defiance Next Gen Altered Experience ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Next Gen Big Data ETF	85.05%
Defiance Digital Revolution ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year/period ended December 31, 2021 was as follows:

Defiance Quantum ETF	85.00%
Defiance Next Gen Connectivity ETF	69.17%
Defiance Next Gen SPAC Derived ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Next Gen Altered Experience ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Next Gen Big Data ETF	85.54%
Defiance Digital Revolution ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	1.21%
Defiance Next Gen Connectivity ETF	0.00%
Defiance Next Gen SPAC Derived ETF	14.92%
Defiance Next Gen H2 ETF	0.00%
Defiance Next Gen Altered Experience ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Next Gen Big Data ETF	64.29%
Defiance Digital Revolution ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at www.defianceetfs.com. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

Adviser Defiance ETFs, LLC 78 SW 7th Street Miami, Florida 33130	Distributor Foreside Fund Services, LLC Three Canal Plaza Portland, Maine 04101
Sub-Adviser Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Custodian U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Index Provider (QTUM, FIVG) BlueStar Global Investors, LLC d/b/a Bluestar Indexes 1350 Avenue of the Americas, 4th Floor New York, New York 10019	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Index Provider (SPAK) Indxx, LLC 470 Park Avenue South, Floor 8 South New York, New York 10016	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Index Provider (HDRO, CRUZ, BIGY) MV Index Solutions GmbH Kreuznacher Str. 30 60486 Frankfurt am Main, Germany	Legal Counsel Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
Index Provider (PSY, NFTZ) BITA GmbH Karlstrasse 12 Frankfurt am Main, Hessen 60329 Germany

Defiance Quantum ETF Symbol – QTUM CUSIP – 26922A420	Defiance Next Gen Connectivity ETF Symbol – FIVG CUSIP – 26922A289	Defiance Next Gen SPAC Derived ETF Symbol – SPAK CUSIP – 26922B204
Defiance Next Gen H2 ETF Symbol – HDRO CUSIP – 26922B600	Defiance Next Gen Altered Experience ETF Symbol – PSY CUSIP – 26922B808	Defiance Hotel, Airlines, and Cruise ETF Symbol – CRUZ CUSIP – 26922B873

Defiance Next Gen Big Data ETF Symbol – BIGY CUSIP – 26922B881	Defiance Digital Revolution ETF Symbol – NFTZ CUSIP – 26922B816

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Quantum ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$ 12,500	$ 14,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,500	$ 3,000
All Other Fees	$ 0	$ 0

Defiance Next Gen Connectivity ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$12,500	$14,500
Audit-Related Fees	$ 0	$ 0
Tax Fees	$3,500	$3,000
All Other Fees	$ 0	$ 0

Defiance Next Gen SPAC Derived ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$12,000	$14,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$3,500	$3,000
All Other Fees	$ 0	$ 0

Defiance Next Gen H2 ETF

FYE 12/31/2021
Audit Fees	$12,500
Audit-Related Fees	$ 0
Tax Fees	$3,500
All Other Fees	$ 0

Defiance Next Gen Altered Experience ETF

FYE 12/31/2021
Audit Fees	$12,000
Audit-Related Fees	$ 0
Tax Fees	$3,500
All Other Fees	$ 0

Defiance Hotel, Airline, and Cruise ETF

FYE 12/31/2021
Audit Fees	$12,500
Audit-Related Fees	$ 0
Tax Fees	$3,500
All Other Fees	$ 0

Defiance Next Gen Big Data ETF

FYE 12/31/2021
Audit Fees	$12,500
Audit-Related Fees	$ 0
Tax Fees	$3,500
All Other Fees	$ 0

Defiance Digital Revolution ETF

FYE 12/31/2021
Audit Fees	$10,000
Audit-Related Fees	$ 0
Tax Fees	$3,500
All Other Fees	$ 0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Defiance Quantum ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen Connectivity ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen SPAC Derived ETF

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen H2 ETF

FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Next Gen Altered Experience ETF

FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Hotel, Airline, and Cruise ETF

FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Next Gen Big Data ETF

FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Next Gen Digital Revolution ETF

FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Defiance Quantum ETF

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen Connectivity ETF

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen SPAC Derived ETF

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen H2 ETF

Non-Audit Related Fees	FYE 12/31/2021
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Next Gen Altered Experience ETF

Non-Audit Related Fees	FYE 12/31/2021
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Hotel, Airline, and Cruise ETF

Non-Audit Related Fees	FYE 12/31/2021
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Next Gen Big Data ETF

Non-Audit Related Fees	FYE 12/31/2021
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Digital Revolution ETF

Non-Audit Related Fees	FYE 12/31/2021
Registrant	N/A
Registrant’s Investment Adviser	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/22/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/22/22

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/22/22

*	Print the name and title of each signing officer under his or her signature.